                              NATIONWIDE(R) [LOGO]

                                 NATIONWIDE(R)
                                  VLI SEPARATE
                                    ACCOUNT-3

                                 ANNUAL REPORT

                                       TO

                                CONTRACT OWNERS

                               DECEMBER 31, 2000

                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO




APO-2413-S (12/00)
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                              NATIONWIDE(R) [LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2000 annual report of the Nationwide VLI Separate Account-3.

The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.

                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                                February 16, 2001


                                        3
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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 36. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

THE CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 32, provide further disclosures about the variable account and its underlying contract provisions.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2000

Assets:
   Investments at fair value:
      American Century VP - American Century VP Balanced (ACVPBal)
         52,173 shares (cost $389,393) ......................................................................     $ 379,296
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         12,517 shares (cost $192,493) ......................................................................       197,525
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         7,514 shares (cost $56,591) ........................................................................        53,427
      American Century VP - American Century VP International (ACVPInt)
         9,183 shares (cost $101,128) .......................................................................        93,941
      American Century VP - American Century VP Value (ACVPValue)
         1,629 shares (cost $10,742) ........................................................................        10,866
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         8,881 shares (cost $334,912) .......................................................................       306,137
      Dreyfus Stock Index Fund (DryStkIx)
         18,545 shares (cost $613,971) ......................................................................       630,535
      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         1,295 shares (cost $49,600) ........................................................................        50,401
      Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)
         659 shares (cost $15,533) ..........................................................................        15,463
      Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
         15,900 shares (cost $372,802) ......................................................................       405,761
      Fidelity VIP - Growth Portfolio (FidVGr)
         34,415 shares (cost $1,605,115) ....................................................................     1,502,202
      Fidelity VIP - High Income Portfolio (FidVHiIn)
         7,242 shares (cost $78,595) ........................................................................        59,239
      Fidelity VIP - Overseas Portfolio (FidVOvSe)
         2,235 shares (cost $54,613) ........................................................................        44,675
      Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
         5,444 shares (cost $89,083) ........................................................................        87,112
      Fidelity VIP-II - Contrafund Portfolio (FidVCon)
         31,875 shares (cost $726,547) ......................................................................       756,712
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)
         967 shares (cost $19,670) ..........................................................................        17,147
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         340,919 shares (cost $5,727,483) ...................................................................     5,004,684

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         144,134 shares (cost $1,625,371) ...................................................................     1,648,895
      Nationwide SAT - Money Market Fund (NSATMMkt)
         647,051 shares (cost $647,051) .....................................................................       647,051
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         9,451 shares (cost $94,624) ........................................................................        82,222
      Nationwide SAT - Small Company Fund (NSATSmCo)
         11,753 shares (cost $265,052) ......................................................................       235,055
      Nationwide SAT - Total Return Fund (NSATTotRtn)
         1,308,991 shares (cost $16,957,221) ................................................................    15,236,654
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         80,357 shares (cost $1,329,820) ....................................................................     1,388,561
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         8,908 shares (cost $348,122) .......................................................................       273,028
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         791 shares (cost $11,828) ..........................................................................        12,598
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         251 shares (cost $3,226) ...........................................................................         3,308
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         6,942 shares (cost $128,039) .......................................................................       112,249
      Oppenheimer Bond Fund/VA (OppBdVA)
         931 shares (cost $10,607) ..........................................................................        10,476
      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         6,981 shares (cost $353,229) .......................................................................       325,509
      Oppenheimer Global Securities Fund/VA (OppGlSecVA))
         7,125 shares (cost $232,395) .......................................................................       216,092
      Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)
         3,066 shares (cost $50,255) ........................................................................        50,737
      Strong Opportunity Fund II, Inc. (StOpp2)
         7,374 shares (cost $166,295) .......................................................................       176,527
      Strong VIF - Strong Discovery Fund II (StDisc2)
         2,927 shares (cost $34,155) ........................................................................        34,774
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         1,644 shares (cost $27,799) ........................................................................        16,278
      The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmMkt)
      (formerly Van Kampen LIT - Morgan Stanley - Emerging Markets Debt Portfolio)
        126 shares (cost $905) ..............................................................................           869
      The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
      (formerly Morgan Stanley - U.S. Real Estate Portfolio)
        3,695 shares (cost $41,177) .........................................................................        42,525
      Van Eck WIT - Worldwide Bond Fund (VEWwBd)
         173 shares (cost $1,828) ...........................................................................         1,792
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         3,643 shares (cost $52,988) ........................................................................        30,202

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         391 shares (cost $4,390) ...........................................................................         4,714
      Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPTGloPVC)
         1,223 shares (cost $23,567) ........................................................................        16,656
      Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
         3,226 shares (cost $44,136) ........................................................................        34,612
      Warburg Pincus Trust - Small Company Growth Portfolio (WPTSmCoGr)
         6,500 shares (cost $174,211) .......................................................................       108,427
                                                                                                                 ----------
            Total investments ...............................................................................    30,324,934
   Accounts receivable ......................................................................................         2,057
                                                                                                                 ----------
            Total assets ....................................................................................    30,326,991
Accounts payable ............................................................................................         -
                                                                                                                 ----------
Contract owners' equity (note 7) ............................................................................  $ 30,326,991
                                                                                                                 ==========




See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                            Total                                         ACVPAdv

                                           -------------------------------------------- -------------------------------------------
                                               2000           1999            1998           2000          1999           1998
                                           -------------  -------------   ------------- ------------ --------------  --------------
Investment activity:
  Reinvested dividends.................  $       325,914        348,554         441,432       13,063         13,250          19,123
  Mortality and expense risk charges
    (note 3)...........................         (272,607)      (276,154)       (251,361)      (2,188)        (3,661)         (3,703)
                                          -------------- --------------  -------------- ------------ --------------  --------------
    Net investment income..............           53,307         72,400         190,071       10,875          9,589          15,420
                                          -------------- --------------  -------------- ------------ --------------  --------------

  Proceeds from mutual funds shares
    sold ..............................        8,099,755      6,253,394       2,923,380      512,646        590,051          78,478
  Cost of mutual fund shares sold......       (5,370,039)    (4,008,289)     (2,044,536)    (517,986)      (447,042)        (66,483)
                                          -------------- --------------  -------------- ------------ --------------  --------------
    Realized gain (loss) on investments        2,729,716      2,245,105         878,844       (5,340)       143,009          11,995
  Change in unrealized gain (loss)
    on investments.....................      (13,121,314)      (974,176)      3,011,918      (64,108)      (113,316)         40,889
                                          -------------- --------------  -------------- ------------ --------------  --------------
    Net gain (loss) on investments.....      (10,391,598)     1,270,929       3,890,762      (69,448)        29,693          52,884
                                          -------------- --------------  -------------- ------------ --------------  --------------
  Reinvested capital gains.............        7,553,222      1,433,671       1,454,945       81,440         31,451          71,955
                                          -------------- --------------  -------------- ------------ --------------  --------------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations .....  $    (2,785,069)     2,777,000       5,535,778       22,867         70,733         140,259
                                          ============== ==============  ============== ============ ==============  ==============

                                                           ACVPBal                                       ACVPCapAp
                                           ------------------------------------------  --------------------------------------------
                                             2000            1999           1998           2000           1999          1998
                                           -----------   -------------  -------------  -------------  -------------   -------------
Investment activity:
  Reinvested dividends.................  $         512            356             373               -              -             -
  Mortality and expense risk charges
    (note 3)...........................         (1,481)          (151)           (147)         (1,571)          (466)         (377)
                                          ------------  -------------  --------------  -------------- --------------  ------------
    Net investment income..............           (969)           205             226          (1,571)          (466)         (377)
                                          ------------  -------------  --------------  -------------- --------------  ------------

  Proceeds from mutual funds shares
    sold ..............................         56,577            693           5,521          53,995         13,758        19,751
  Cost of mutual fund shares sold......        (55,813)          (663)         (4,833)        (32,226)       (15,014)      (23,525)
                                          ------------  -------------  --------------  -------------- --------------  ------------
    Realized gain (loss) on investments            764             30             688          21,769         (1,256)       (3,774)
  Change in unrealized gain (loss)
    on investments.....................        (11,287)          (969)           (436)        (23,077)        33,920          (284)
                                          ------------  -------------  --------------  -------------- --------------  ------------
    Net gain (loss) on investments.....        (10,523)          (939)            252          (1,308)        32,664        (4,058)
                                          ------------  -------------  --------------  -------------- --------------  ------------
  Reinvested capital gains.............            323          2,455           2,314           5,238              -         3,128
                                          ------------  -------------  --------------  -------------- --------------  ------------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations .....  $     (11,169)         1,721           2,792           2,359         32,198        (1,307)
                                          ============  =============  ==============  ============== ==============  ============

                                                            ACVPIncGr                                      ACVPInt
                                          -------------------------------------------  ------------------------------------------
                                             2000            1999           1998           2000            1999          1998
                                          ------------   -------------  -------------  -------------   -------------  -----------
Investment activity:
  Reinvested dividends.................  $          149              3              19              62              -         162
  Mortality and expense risk charges
    (note 3) ..........................            (317)         (116)            (12)          (599)          (212)         (193)
                                          ------------- --------------  -------------- --------------  -------------  -----------
    Net investment income..............            (168)         (113)              7           (537)          (212)          (31)
                                          ------------- --------------  -------------- --------------  -------------  -----------

  Proceeds from mutual funds shares
    sold ..............................           2,585          4,066             216         79,750         37,510        3,758
  Cost of mutual fund shares sold......          (2,271)        (3,983)           (222)       (81,272)       (24,655)      (2,904)
                                          ------------- --------------  -------------- --------------  -------------  -----------
    Realized gain (loss) on investments             314             83              (6)        (1,522)        12,855          854
  Change in unrealized gain (loss)
    on investments.....................          (6,078)         2,755             159        (15,405)         2,032        1,807
                                          ------------- --------------  -------------- --------------  -------------  -----------
    Net gain (loss) on investments.....          (5,764)         2,838             153        (16,927)        14,887        2,661
                                          ------------- --------------  -------------- --------------  -------------  -----------
  Reinvested capital gains.............               -              -               -            923              -        1,666
                                          ------------- --------------  -------------- --------------  -------------  -----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations .....  $       (5,932)         2,725             160        (16,541)        14,675        4,296
                                          ============= ==============  ============== ==============  =============  ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                          ACVPValue                              DrySRGr
                                                        ---------------------------------------------  -----------------------------
                                                              2000           1999            1998           2000            1999
                                                        --------------  -------------   ------------- -------------- ---------------
Investment Activity:
  Reinvested dividends..............                    $           99             68               -          2,509             22
  Mortality and expense risk charges (note 3)                      (67)           (58)            (32)        (2,519)          (864)
                                                        -------------- --------------  -------------- -------------- --------------
    Net investment income...........                                32             10             (32)           (10)          (842)
                                                        -------------- --------------  -------------- -------------- --------------

  Proceeds from mutual funds shares sold                            65            167              30         96,942          5,558
  Cost of mutual fund shares sold...                               (82)          (190)            (31)       (64,562)        (2,701)
                                                        -------------- --------------  -------------- -------------- --------------
    Realized gain (loss) on investments                            (17)           (23)             (1)        32,380          2,857
  Change in unrealized gain (loss)
    on investments..................                             1,322           (788)           (410)       (72,993)        26,276
                                                        -------------- --------------  -------------- -------------- --------------
    Net gain (loss) on investments..                             1,305           (811)           (411)       (40,613)        29,133
                                                        -------------- --------------  -------------- -------------- --------------
  Reinvested capital gains..........                               253            642               5              -          5,987
                                                        -------------- --------------  -------------- -------------- --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations                $        1,590           (159)           (438)       (40,623)        34,278
                                                        ============== ==============  ============== ============== ==============



                                                            DrySRGr                         DryStkIx
                                                        --------------  --------------------------------------------
                                                              1998           2000            1999           1998
                                                        -------------   -------------   -------------  -------------
Investment Activity:
  Reinvested dividends..............                    $          109          6,882          6,042           5,032
  Mortality and expense risk charges (note 3)                     (522)        (5,865)        (4,374)         (2,715)
                                                        -------------- --------------  -------------  --------------
    Net investment income...........                              (413)         1,017          1,668           2,317
                                                        -------------- --------------  -------------  --------------

  Proceeds from mutual funds shares sold                         9,155        197,426         85,000          71,990
  Cost of mutual fund shares sold...                            (5,890)      (109,574)       (41,286)        (40,908)
                                                        -------------- --------------  -------------  --------------
    Realized gain (loss) on investments                          3,265         87,852         43,714          31,082
  Change in unrealized gain (loss)
    on investments..................                             8,420       (166,996)        53,685          58,442
                                                        -------------- --------------  -------------  --------------
    Net gain (loss) on investments..                            11,685        (79,144)        97,399          89,524
                                                        -------------- --------------  -------------  --------------
  Reinvested capital gains..........                             2,538         10,383          5,305             909
                                                        -------------- --------------  -------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations                $       13,810        (67,744)       104,372          92,750
                                                        ============== ==============  =============  ==============






                                                                           DryVApp                              DryVGrinc
                                                       --------------------------------------------- -------------------------------
                                                             2000           1999            1998           2000            1999
                                                       --------------  -------------   ------------- -------------- ---------------
Investment Activity:
  Reinvested dividends..............                   $          350          1,379           1,104             94             56
  Mortality and expense risk charges (note 3)                    (761)        (1,823)           (508)          (123)           (72)
                                                       -------------- --------------  -------------- -------------- --------------
    Net investment income...........                             (411)          (444)            596            (29)           (16)
                                                       -------------- --------------  -------------- -------------- --------------

  Proceeds from mutual funds shares sold                      203,020         16,697          11,604          1,146            368
  Cost of mutual fund shares sold...                         (168,489)       (14,449)        (10,443)          (964)          (347)
                                                       -------------- --------------  -------------- -------------- --------------
    Realized gain (loss) on investments                        34,531          2,248           1,161            182             21
  Change in unrealized gain (loss)
    on investments..................                          (39,784)        19,555          21,032         (1,309)         1,050
                                                       -------------- --------------  -------------- -------------- --------------
    Net gain (loss) on investments..                           (5,253)        21,803          22,193         (1,127)         1,071
                                                       -------------- --------------  -------------- -------------- --------------
  Reinvested capital gains..........                              594            922               3            561            342
                                                       -------------- --------------  -------------- -------------- --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations               $       (5,070)        22,281          22,792           (595)         1,397
                                                       ============== ==============  ============== ============== ==============



                                                            DryVGrinc                    FidVEqin
                                                       ---------------- --------------------------------------------
                                                              1998           2000            1999           1998
                                                       --------------   -------------   -------------  -------------
Investment Activity:
  Reinvested dividends..............                    $           55          6,475          6,187           6,967
  Mortality and expense risk charges (note 3)                      (35)        (3,024)        (3,266)         (3,240)
                                                        -------------- --------------  -------------  --------------
    Net investment income...........                                20          3,451          2,921           3,727
                                                        -------------- --------------  -------------  --------------

  Proceeds from mutual funds shares sold                           580         55,979        150,584         178,067
  Cost of mutual fund shares sold...                              (597)       (51,885)      (121,880)       (146,020)
                                                        -------------- --------------  -------------  --------------
    Realized gain (loss) on investments                            (17)         4,094         28,704          32,047
  Change in unrealized gain (loss)
    on investments..................                               236         (4,261)       (24,252)        (19,152)
                                                        -------------- --------------  -------------  --------------
    Net gain (loss) on investments..                               219           (167)         4,452          12,895
                                                        -------------- --------------  -------------  --------------
  Reinvested capital gains..........                                67         24,393         13,676          24,794
                                                        -------------- --------------  -------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations                $          306         27,677         21,049          41,416
                                                        ============== ==============  =============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                      FidVGr                                 FidVHiln
                                                    --------------------------------------------  -------------------------------
                                                        2000           1999            1998           2000            1999
                                                    -------------  -------------   -------------  -------------   -------------

Investment Activity:
  Reinvested dividends..............                $        1,289          1,154           2,130          6,989          4,513
  Mortality and expense risk charges (note 3)              (12,520)        (6,665)         (3,719)          (656)          (504)
                                                    -------------- --------------  -------------- -------------- --------------
    Net investment income...........                       (11,231)        (5,511)         (1,589)         6,333          4,009
                                                    -------------- --------------  -------------- -------------- --------------

  Proceeds from mutual funds shares sold                   323,890         79,468          29,372         34,888         13,267
  Cost of mutual fund shares sold...                      (183,976)       (49,199)        (23,004)       (43,934)       (13,631)
                                                    -------------- --------------  -------------- -------------- --------------
    Realized gain (loss) on investments                    139,914         30,269           6,368         (9,046)          (364)
  Change in unrealized gain (loss)
    on investments..................                      (473,214)       185,017         107,317        (17,028)         2,002
                                                    -------------- --------------  -------------- -------------- --------------
    Net gain (loss) on investments..                      (333,300)       215,286         113,685        (26,074)         1,638
                                                    -------------- --------------  -------------- -------------- --------------
  Reinvested capital gains..........                       128,304         72,571          55,712              -            169
                                                    -------------- --------------  -------------- -------------- --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations            $     (216,227)       282,346         167,808        (19,741)         5,816
                                                    ============== ==============  ============== ============== ==============



                                                      FidVHiln                      FidVOvSe
                                                    -------------  --------------------------------------------
                                                        1998           2000            1999           1998
                                                    -------------  -------------   -------------  -------------

Investment Activity:
  Reinvested dividends..............                $        4,477            630            343             335
  Mortality and expense risk charges (note 3)                 (355)          (436)          (198)           (153)
                                                    -------------- --------------  -------------  --------------
    Net investment income...........                         4,122            194            145             182
                                                    -------------- --------------  -------------  --------------

  Proceeds from mutual funds shares sold                    11,788         74,028          2,802           1,816
  Cost of mutual fund shares sold...                       (10,748)       (68,114)        (2,437)         (1,637)
                                                    -------------- --------------  -------------  --------------
    Realized gain (loss) on investments                      1,040          5,914            365             179
  Change in unrealized gain (loss)
    on investments..................                       (10,637)       (21,375)         9,665             503
                                                    -------------- --------------  -------------  --------------
    Net gain (loss) on investments..                        (9,597)       (15,461)        10,030             682
                                                    -------------- --------------  -------------  --------------
  Reinvested capital gains..........                         2,845          3,964            554             987
                                                    -------------- --------------  -------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations            $       (2,630)       (11,303)        10,729           1,851
                                                    ============== ==============  =============  ==============


                                                                           FidVAM                            FidVCon
                                                    --------------------------------------------  -------------------------------
                                                         2000           1999            1998           2000            1999
                                                    -------------  -------------   -------------  -------------   -------------

Investment Activity:
  Reinvested dividends..............                $        3,033          3,167           4,043          2,466          2,438
  Mortality and expense risk charges (note 3)                 (739)          (810)           (823)        (6,183)        (4,614)
                                                    -------------- --------------  -------------- -------------- --------------
    Net investment income...........                         2,294          2,357           3,220         (3,717)        (2,176)
                                                    -------------- --------------  -------------- -------------- --------------

  Proceeds from mutual funds shares sold                     8,323         20,048          52,116         63,084        143,774
  Cost of mutual fund shares sold...                        (7,707)       (17,591)        (46,800)       (41,971)       (85,691)
                                                    -------------- --------------  -------------- -------------- --------------
    Realized gain (loss) on investments                        616          2,457           5,316         21,113         58,083
  Change in unrealized gain (loss)
    on investments..................                       (14,373)         1,040          (5,723)      (166,599)        52,374
                                                    -------------- --------------  -------------- -------------- --------------
    Net gain (loss) on investments..                       (13,757)         3,497            (407)      (145,486)       110,457
                                                    -------------- --------------  -------------- -------------- --------------
  Reinvested capital gains..........                         7,145          4,012          12,128         89,503         17,876
                                                    -------------- --------------  -------------- -------------- --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations            $       (4,318)         9,866          14,941        (59,700)       126,157
                                                    ============== ==============  ============== ============== ==============



                                                        FidVCon                       FidVGrOp
                                                    -------------  --------------------------------------------
                                                         1998           2000            1999           1998
                                                    -------------  -------------   -------------  -------------

Investment Activity:
  Reinvested dividends..............                $        2,496            157             85               9
  Mortality and expense risk charges (note 3)               (2,561)          (143)           (84)            (32)
                                                    -------------- --------------  -------------  --------------
    Net investment income...........                           (65)            14              1             (23)
                                                    -------------- --------------  -------------  --------------

  Proceeds from mutual funds shares sold                    48,520         14,278          6,658             918
  Cost of mutual fund shares sold...                       (31,647)       (15,466)        (6,020)           (910)
                                                    -------------- --------------  -------------  --------------
    Realized gain (loss) on investments                     16,873         (1,188)           638               8
  Change in unrealized gain (loss)
    on investments..................                        77,750         (3,051)          (381)            909
                                                    -------------- --------------  -------------  --------------
    Net gain (loss) on investments..                        94,623         (4,239)           257             917
                                                    -------------- --------------  -------------  --------------
  Reinvested capital gains..........                        18,366            798            160              33
                                                    -------------- --------------  -------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations            $      112,924         (3,427)           418             927
                                                    ============== ==============  =============  ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                 NSATCapAp                          NSATGvtBd
                                                  --------------------------------------  ----------------------------------------
                                                      2000         1999          1998          2000          1999           1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................  $    12,188        50,432        56,511        95,712      97,692       99,695
  Mortality and expense risk charges (note 3) ...      (53,897)      (63,989)      (54,976)      (12,933)    (14,494)     (15,337)
                                                    ----------    ----------    ----------    ----------  ----------   ----------
    Net investment income .......................      (41,709)      (13,557)        1,535        82,779      83,198       84,358
                                                    ----------    ----------    ----------    ----------  ----------   ----------
  Proceeds from mutual funds shares sold ........    1,088,471     1,262,611       466,891       355,882     520,204      208,750
  Cost of mutual fund shares sold ...............     (490,584)     (496,290)     (201,555)     (360,208)   (491,856)    (194,080)
                                                    ----------    ----------    ----------    ----------  ----------   ----------
    Realized gain (loss) on investments .........      597,887       766,321       265,336        (4,326)     28,348       14,670
  Change in unrealized gain (loss)
    on investments ..............................   (3,576,680)     (967,555)    1,310,092        98,887    (174,887)      29,475
                                                    ----------    ----------    ----------    ----------  ----------   ----------
    Net gain (loss) on investments ..............   (2,978,793)     (201,234)    1,575,428        94,561    (146,539)      44,145
                                                    ----------    ----------    ----------    ----------  ----------   ----------
  Reinvested capital gains ......................    1,119,933       507,155       221,169          --         3,291        9,470
                                                    ----------    ----------    ----------    ----------  ----------   ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $(1,900,569)      292,364     1,798,132       177,340     (60,050)     137,973
                                                    ==========    ==========    ==========    ==========  ==========   ==========

                                                                    NSATMMkt
                                                     --------------------------------------
                                                         2000         1999          1998
                                                     ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................    $     33,454         8,900        17,712
  Mortality and expense risk charges (note 3) ...          (4,551)       (1,417)       (2,877)
                                                       ----------    ----------    ----------
    Net investment income .......................          28,903         7,483        14,835
                                                       ----------    ----------    ----------
  Proceeds from mutual funds shares sold ........         237,060       358,489       213,696
  Cost of mutual fund shares sold ...............        (237,060)     (358,489)     (213,696)
                                                       ----------    ----------    ----------
    Realized gain (loss) on investments .........            --            --            --
  Change in unrealized gain (loss)
    on investments ..............................            --            --            --
                                                       ----------    ----------    ----------
    Net gain (loss) on investments ..............            --            --            --
                                                       ----------    ----------    ----------
  Reinvested capital gains ......................            --            --            --
                                                       ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $     28,903         7,483        14,835
                                                       ==========    ==========    ==========

                                                                  NSATSmCapV                                NSATSmCo
                                                  --------------------------------------    ---------------------------------------
                                                      2000         1999           1998         2000         1999           1998
                                                  ----------    ----------    ----------    ----------   ----------     ----------
Investment Activity:
  Reinvested dividends ..........................  $      --            --            --              50        --           --
  Mortality and expense risk charges (note 3) ...         (460)          (61)         --          (1,509)       (296)        (390)
                                                    ----------    ----------    ----------    ----------  ----------   ----------
    Net investment income .......................         (460)          (61)         --          (1,459)       (296)        (390)
                                                    ----------    ----------    ----------    ----------  ----------   ----------
  Proceeds from mutual funds shares sold ........       14,005        48,396          --          72,099      16,973       28,399
  Cost of mutual fund shares sold ...............      (13,424)      (48,769)         --         (52,829)    (14,638)     (26,375)
                                                    ----------    ----------    ----------    ----------  ----------   ----------
    Realized gain (loss) on investments .........          581          (373)         --          19,270       2,335        2,024
  Change in unrealized gain (loss)
    on investments ..............................      (11,962)         (441)         --         (45,294)     12,177       (4,434)
                                                    ----------    ----------    ----------    ----------  ----------   ----------
    Net gain (loss) on investments ..............      (11,381)         (814)         --         (26,024)     14,512       (2,410)
                                                    ----------    ----------    ----------    ----------  ----------   ----------
  Reinvested capital gains ......................       14,955         4,831          --          38,742       2,834         --
                                                    ----------    ----------    ----------    ----------  ----------   ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $     3,114         3,956          --          11,259      17,050       (2,800)
                                                    ==========    ==========    ==========    ==========  ==========   ==========


                                                                       NSATTotRtn
                                                     --------------------------------------
                                                        2000           1999         1998
                                                     ----------     ----------   ----------
Investment Activity:
  Reinvested dividends ..........................  $      104,421      123,483      184,659
  Mortality and expense risk charges (note 3) ...        (134,551)    (151,759)    (141,818)
                                                       ----------    ---------   ----------
    Net investment income .......................         (30,130)     (28,276)      42,841
                                                       ----------    ---------   ----------
  Proceeds from mutual funds shares sold ........       3,448,740    2,355,848    1,085,788
  Cost of mutual fund shares sold ...............      (1,871,495)  (1,267,480)    (618,881)
                                                       ----------   ----------   ----------
    Realized gain (loss) on investments .........       1,577,245    1,088,368      466,907
  Change in unrealized gain (loss)
    on investments ..............................      (7,673,082)    (633,345)   1,557,136
                                                       ----------   ----------   ----------
    Net gain (loss) on investments ..............      (6,095,837)     455,023    2,024,043
                                                       ----------   ----------   ----------
  Reinvested capital gains ......................       5,650,701      694,887      738,779
                                                       ----------   ----------   ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $     (475,266)   1,121,634    2,805,663
                                                       ==========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                   NBAMTBal                                 NBAMTGro
                                                    --------------------------------------    --------------------------------------
                                                        2000         1999          1998           2000         1999           1998
                                                    ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................  $    30,077        23,703        33,067          --            --            --
  Mortality and expense risk charges (note 3) ...      (13,745)      (11,255)      (11,829)       (2,380)         (512)        (359)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net investment income .......................       16,332        12,448        21,238        (2,380)         (512)        (359)
                                                    ----------    ----------    ----------    ----------    ----------    ---------

  Proceeds from mutual funds shares sold ........      325,998       219,706       210,279        72,917        10,917       15,315
  Cost of mutual fund shares sold ...............     (269,189)     (197,111)     (210,334)      (49,656)      (10,815)     (14,646)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Realized gain (loss) on investments .........       56,809        22,595           (55)       23,261           102          669
  Change in unrealized gain (loss)
    on investments ..............................     (373,626)      356,062      (110,079)     (106,027)       30,035       (6,710)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net gain (loss) on investments ..............     (316,817)      378,657      (110,134)      (82,766)       30,137       (6,041)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
  Reinvested capital gains ......................      238,178        35,116       232,254        19,527         3,161       15,182
                                                    ----------    ----------    ----------    ----------    ----------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $   (62,307)      426,221       143,358       (65,619)       32,786        8,782
                                                    ==========    ==========    ==========    ==========    ==========    =========


                                                                      NBAMTGuard
                                                       --------------------------------------
                                                          2000          1999          1998
                                                       ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................    $         83          --            --
  Mortality and expense risk charges (note 3) ...             (99)           (8)           (1)
                                                       ----------    ----------    ----------
    Net investment income .......................             (16)           (8)           (1)
                                                       ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........           4,016           564           440
  Cost of mutual fund shares sold ...............          (3,501)         (534)         (435)
                                                       ----------    ----------    ----------
    Realized gain (loss) on investments .........             515            30             5
  Change in unrealized gain (loss)
    on investments ..............................             676            66            29
                                                       ----------    ----------    ----------
    Net gain (loss) on investments ..............           1,191            96            34
                                                       ----------    ----------    ----------
  Reinvested capital gains ......................            --            --            --
                                                       ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $      1,175            88            33
                                                       ==========    ==========    ==========



                                                                    NBAMTLMat                                NBAMTPart
                                                    --------------------------------------    --------------------------------------
                                                        2000         1999          1998          2000          1999           1998
                                                    ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................  $       291           225           645           895         1,540          542
  Mortality and expense risk charges (note 3) ...          (35)          (31)         (106)         (904)       (1,105)        (807)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net investment income .......................          256           194           539            (9)          435         (265)
                                                    ----------    ----------    ----------    ----------    ----------    ---------

  Proceeds from mutual funds shares sold ........        2,718         8,653           915        24,728       125,097       69,018
  Cost of mutual fund shares sold ...............       (2,889)       (8,734)         (957)      (26,821)     (122,708)     (55,703)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Realized gain (loss) on investments .........         (171)          (81)          (42)       (2,093)        2,389       13,315
  Change in unrealized gain (loss)
    on investments ..............................          158          (110)         (148)      (17,606)        1,608      (27,406)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net gain (loss) on investments ..............          (13)         (191)         (190)      (19,699)        3,997      (14,091)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
  Reinvested capital gains ......................         --            --            --          19,026         2,679       17,062
                                                    ----------    ----------    ----------    ----------    ----------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $       243             3           349          (682)        7,111        2,706
                                                    ==========    ==========    ==========    ==========    ==========    =========


                                                                          OppBdVA
                                                        ----------------------------------------
                                                            2000            1999           1998
                                                        ----------     ----------     ----------
Investment Activity:
  Reinvested dividends ..........................     $        395            538             70
  Mortality and expense risk charges (note 3) ...              (44)           (80)          (102)
                                                        ----------     ----------     ----------
    Net investment income .......................              351            458            (32)
                                                        ----------     ----------     ----------

  Proceeds from mutual funds shares sold ........              535          8,599            805
  Cost of mutual fund shares sold ...............             (593)        (8,981)          (774)
                                                        ----------     ----------     ----------
    Realized gain (loss) on investments .........              (58)          (382)            31
  Change in unrealized gain (loss)
    on investments ..............................                9           (454)           242
                                                        ----------     ----------     ----------
    Net gain (loss) on investments ..............              (49)          (836)           273
                                                        ----------     ----------     ----------
  Reinvested capital gains ......................             --               52             63
                                                        ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $        302           (326)           304
                                                        ==========     ==========     ==========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                OppCapApVA                                OppGISecVA
                                                    --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999           1998
                                                    ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................   $      213            45            23           591           715        1,229
  Mortality and expense risk charges (note 3) ...       (2,185)         (193)          (36)       (1,677)         (674)        (386)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net investment income .......................       (1,972)         (148)          (13)       (1,086)           41          843
                                                    ----------    ----------    ----------    ----------    ----------    ---------

  Proceeds from mutual funds shares sold ........       61,072         3,428         1,325       167,724        13,022       10,115
  Cost of mutual fund shares sold ...............      (47,748)       (2,902)       (1,165)     (115,874)       (9,369)      (7,187)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Realized gain (loss) on investments .........       13,324           526           160        51,850         3,653        2,928
  Change in unrealized gain (loss)
    on investments ..............................      (40,213)       11,947           546       (73,958)       48,273         (402)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net gain (loss) on investments ..............      (26,889)       12,473           706       (22,108)       51,926        2,526
                                                    ----------    ----------    ----------    ----------    ----------    ---------
  Reinvested capital gains ......................       11,366           490           280        33,053         2,005        4,626
                                                    ----------    ----------    ----------    ----------    ----------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (17,495)       12,815           973         9,859        53,972        7,995
                                                    ==========    ==========    ==========    ==========    ==========    =========


                                                                  OppMItStVA
                                                     --------------------------------------
                                                        2000           1999         1998
                                                     ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................   $         521           317            74
  Mortality and expense risk charges (note 3) ...            (178)          (78)          (47)
                                                       ----------    ----------    ----------
    Net investment income .......................             343           239            27
                                                       ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........          40,148           177          --
  Cost of mutual fund shares sold ...............         (41,117)         (151)         --
                                                       ----------    ----------    ----------
    Realized gain (loss) on investments .........            (969)           26          --
  Change in unrealized gain (loss)
    on investments ..............................            (646)          307            36
                                                       ----------    ----------    ----------
    Net gain (loss) on investments ..............          (1,615)          333            36
                                                       ----------    ----------    ----------
  Reinvested capital gains ......................             757           458           431
                                                       ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $        (515)        1,030           494
                                                       ==========    ==========    ==========



                                                                     StOpp2                                   StDisc2
                                                    --------------------------------------    --------------------------------------
                                                        2000         1999          1998          2000          1999           1998
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Investment Activity:
  Reinvested dividends ..........................   $     --            --             314          --            --          --
  Mortality and expense risk charges (note 3) ...       (1,373)       (1,191)         (870)         (252)         (174)       (190)
                                                    ----------    ----------    ----------    ----------    ----------   ---------
    Net investment income .......................       (1,373)       (1,191)         (556)         (252)         (174)       (190)

                                                    ----------    ----------    ----------    ----------    ----------   ---------

  Proceeds from mutual funds shares sold ........       26,892        72,761        18,389         3,161         5,036      20,350
  Cost of mutual fund shares sold ...............      (20,517)      (58,513)      (13,936)       (3,228)       (5,748)    (19,537)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Realized gain (loss) on investments .........        6,375        14,248         4,453           (67)         (712)        813
  Change in unrealized gain (loss)
    on investments ..............................      (17,982)       14,865        (4,471)          479          (845)     (1,342)
                                                    ----------    ----------    ----------    ----------    ----------   ---------
    Net gain (loss) on investments ..............      (11,607)       29,113           (18)          412        (1,557)       (529)
                                                    ----------    ----------    ----------    ----------    ----------   ---------
  Reinvested capital gains ......................       22,271        15,628        16,130          --           3,517         367
                                                    ----------    ----------    ----------    ----------    ----------   ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    9,291        43,550        15,556           160         1,786        (352)
                                                    ==========    ==========    ==========    ==========    ==========   =========


                                                                     StIntStk2
                                                       --------------------------------------
                                                          2000         1999          1998
                                                       ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................   $        --              29           149
  Mortality and expense risk charges (note 3) ...            (384)         (205)       (1,320)
                                                       ----------    ----------    ----------
    Net investment income .......................            (384)         (176)       (1,171)
                                                       ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........         159,541         7,009         1,066
  Cost of mutual fund shares sold ...............        (125,442)       (8,522)       (1,378)
                                                       ----------    ----------    ----------
    Realized gain (loss) on investments .........          34,099        (1,513)         (312)
  Change in unrealized gain (loss)
    on investments ..............................         (45,895)       37,384          (546)
                                                       ----------    ----------    ----------
    Net gain (loss) on investments ..............         (11,796)       35,871          (858)
                                                       ----------    ----------    ----------
  Reinvested capital gains ......................            --            --            --
                                                       ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     (12,180)       35,695        (2,029)
                                                       ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                      MSUEmMkt                              MSUUSRealE
                                                    --------------------------------------    --------------------------------------
                                                        2000         1999          1998          2000          1999           1998
                                                    ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................  $        89            87          --          1,848         1,317            38
  Mortality and expense risk charges (note 3) ...          (60)           (3)         --           (163)         (136)         (166)
                                                    ----------    ----------    ----------   ----------    ----------    ----------
    Net investment income .......................           29            84          --          1,685         1,181          (128)
                                                    ----------    ----------    ----------   ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........       63,366             5          --          2,119        12,172        11,641
  Cost of mutual fund shares sold ...............      (62,133)           (5)         --           (236)      (15,219)      (12,855)
                                                    ----------    ----------    ----------   ----------    ----------    ----------
    Realized gain (loss) on investments .........        1,233          --            --          1,883        (3,047)       (1,214)
  Change in unrealized gain (loss)
    on investments ..............................          (46)            9          --          1,347         1,207        (3,184)
                                                    ----------    ----------    ----------   ----------    ----------    ----------
    Net gain (loss) on investments ..............        1,187             9          --          3,230        (1,840)       (4,398)
                                                    ----------    ----------    ----------   ----------    ----------    ----------
  Reinvested capital gains ......................         --            --            --            212          --             378
                                                    ----------    ----------    ----------   ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $     1,216            93          --          5,127          (659)       (4,148)
                                                    ==========    ==========    ==========   ==========    ==========    ==========


                                                                   VEWwBd
                                                   --------------------------------------
                                                      2000         1999          1998
                                                   ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................  $       80            68            15
  Mortality and expense risk charges (note 3) ...         (14)          (14)          (31)
                                                   ----------    ----------    ----------
    Net investment income .......................          66            54           (16)
                                                   ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........         113            66           129
  Cost of mutual fund shares sold ...............        (124)          (67)         (128)
                                                   ----------    ----------    ----------
    Realized gain (loss) on investments .........         (11)           (1)            1
  Change in unrealized gain (loss)
    on investments ..............................         (35)         (236)          184
                                                   ----------    ----------    ----------
    Net gain (loss) on investments ..............         (46)         (237)          185
                                                   ----------    ----------    ----------
  Reinvested capital gains ......................        --              30          --
                                                   ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $       20          (153)          169
                                                   ==========    ==========    ==========


                                                                  VEWwEmgMkt                                  VEWwHrdAst
                                                    ----------------------------------------  -------------------------------------
                                                        2000         1999          1998           2000          1999         1998
                                                    ----------    ----------    ----------    ----------    ----------    ---------
Investment Activity:
  Reinvested dividends ..........................  $      --            --              48            63            83           51
  Mortality and expense risk charges (note 3) ...         (315)          (68)          (23)          (95)          (44)        (140)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net investment income .......................         (315)          (68)           25           (32)           39          (89)
                                                    ----------    ----------    ----------    ----------    ----------    ---------

  Proceeds from mutual funds shares sold ........       28,289         1,781         2,898        61,551         3,182        8,612
  Cost of mutual fund shares sold ...............      (25,396)       (2,591)       (4,179)      (59,564)       (5,395)      (9,488)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Realized gain (loss) on investments .........        2,893          (810)       (1,281)        1,987        (2,213)        (876)
  Change in unrealized gain (loss)
    on investments ..............................      (29,019)        9,694        (1,171)        1,001         3,275       (3,152)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net gain (loss) on investments ..............      (26,126)        8,884        (2,452)        2,988         1,062       (4,028)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
  Reinvested capital gains ......................         --            --              43          --            --          1,261
                                                    ----------    ----------    ----------    ----------    ----------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $   (26,441)        8,816        (2,384)        2,956         1,101       (2,856)
                                                    ==========    ==========    ==========    ==========    ==========    =========


                                                                     WPTGloPVC
                                                      --------------------------------------
                                                           2000          1999          1998
                                                      ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................    $      --            --            --
  Mortality and expense risk charges (note 3) ...           (101)           (9)           (5)
                                                      ----------    ----------    ----------
    Net investment income .......................           (101)           (9)           (5)
                                                      ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........            324            26          --
  Cost of mutual fund shares sold ...............           (180)          (19)         --
                                                      ----------    ----------    ----------
    Realized gain (loss) on investments .........            144             7          --
  Change in unrealized gain (loss)
    on investments ..............................         (7,659)          652            96
                                                      ----------    ----------    ----------
    Net gain (loss) on investments ..............         (7,515)          659            96
                                                      ----------    ----------    ----------
  Reinvested capital gains ......................          2,128          --            --
                                                      ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $    (5,488)          650            91
                                                      ==========    ==========    ==========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                    WPTIntEq                              WPTSmCoGr
                                                 -----------------------------------------  ----------------------------------------
                                                     2000           1999            1998        2000         1999          1998
                                                 -------------  ------------  ------------  ----------- -------------  -------------
Investment Activity:
  Reinvested dividends..............            $          184          317           156            -              -            -
  Mortality and expense risk charges (note 3)             (343)        (193)         (169)      (1,167)          (227)        (249)
                                                -------------- ------------  ------------ ------------ --------------  -----------
    Net investment income...........                      (159)         124           (13)      (1,167)          (227)        (249)
                                                -------------- ------------  ------------ ------------ --------------  -----------

  Proceeds from mutual funds shares sold                13,193       10,078         5,243       46,471         18,125       19,636
  Cost of mutual fund shares sold...                   (10,872)     (10,221)       (5,782)     (33,067)       (16,383)     (14,863)
                                                -------------- ------------  ------------ ------------ --------------  -----------
    Realized gain (loss) on investments                  2,321         (143)         (539)      13,404          1,742        4,773
  Change in unrealized gain (loss)
    on investments..................                   (20,240)      12,211         1,522      (84,285)        14,260       (5,217)
                                                -------------- ------------  ------------ ------------ --------------  -----------
    Net gain (loss) on investments..                   (17,919)      12,068           983      (70,881)        16,002         (444)
                                                -------------- ------------  ------------ ------------ --------------  -----------
  Reinvested capital gains..........                     4,418            -             -       24,133          1,415            -
                                                -------------- ------------  ------------ ------------ --------------  -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations...................            $      (13,660)      12,192           970      (47,915)        17,190         (693)
                                                ============== ============  ============ ============ ==============  ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                            Total                                           ACVPAdv
                                         ---------------------------------------------  ------------------------------------------
                                             2000            1999            1998          2000            1999          1998
                                         -------------   -------------   -------------  -----------   -------------   ------------

Investment Activity:
  Net investment income...............   $       53,307          72,400         190,071       10,875           9,589         15,420
  Realized gain (loss) on investments        2,729,716       2,245,105         878,844       (5,340)        143,009         11,995
  Change in unrealized gain (loss)
    on investments....................     (13,121,314)       (974,176)      3,011,918      (64,108)       (113,316)        40,889
  Reinvested capital gains............       7,553,222       1,433,671       1,454,945       81,440          31,451         71,955
                                        --------------  --------------  --------------  -----------   -------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.......      (2,785,069)      2,777,000       5,535,778       22,867          70,733        140,259
                                        --------------  --------------  --------------  -----------   -------------   ------------

Equity Transactions:
  Purchase payments received from
    contract owners...................       3,315,966       3,913,784       4,210,270       31,723          54,404         68,519
  Transfers between funds.............               -               -               -     (490,930)        (25,227)       (21,014)
  Surrenders..........................       (2,639,355)     (2,800,317)     (1,087,106)     (33,598)       (521,315)       (29,005)
  Death benefits (note 4).............        (312,516)       (164,396)       (124,773)           -          (1,312)       (10,265)
  Policy loans (net of repayments)
    (note 5)..........................        (829,702)       (613,794)       (859,588)      15,282         (23,507)       (18,396)
  Deductions for surrender charges
    (note 2d).........................        (104,764)       (128,799)       (128,012)      (1,334)         (1,312)        (3,416)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).................      (2,077,173)     (2,063,709)     (2,017,340)     (20,908)        (34,552)       (23,887)
                                        --------------  --------------  --------------  -----------   -------------   ------------
      Net equity transactions.........      (2,647,544)     (1,857,231)         (6,549)    (499,765)       (552,821)       (37,464)
                                        --------------  --------------  --------------  -----------   -------------   ------------

Net Change in Contract
  Owners' Equity......................      (5,432,613)        919,769       5,529,229     (476,898)       (482,088)       102,795
Contract Owners' Equity Beginning
  of Period...........................      35,759,604      34,839,835      29,310,606      476,898         958,986        856,191
                                        --------------  --------------  --------------  -----------   -------------   ------------
Contract Owners' Equity End
  of Period...........................  $   30,326,991      35,759,604      34,839,835            -         476,898        958,986
                                        ==============  ==============  ==============  ===========   =============   ============

CHANGES IN UNITS:
  Beginning units.....................       1,158,706       1,213,680       1,203,818       22,653          49,904         52,087
                                        --------------  --------------  --------------  -----------   -------------   ------------
  Units purchased.....................         238,345         193,910         199,065        1,628           3,689          5,124
  Units redeemed......................       (321,413)       (248,884)       (189,203)     (24,281)        (30,940)        (7,307)
                                        --------------  --------------  --------------  -----------   -------------   ------------
  Ending units........................      1,075,638       1,158,706       1,213,680            -          22,653         49,904
                                        ==============  ==============  ==============  ===========   =============   ============


                                                                  ACVPBal
                                          ----------------------------------------------
                                               2000            1999            1998
                                          --------------  --------------  --------------

Investment Activity:
  Net investment income...............            (969)            205             226
  Realized gain (loss) on investments               764              30             688
  Change in unrealized gain (loss)
    on investments....................          (11,287)           (969)           (436)
  Reinvested capital gains............              323           2,455           2,314
                                         --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.......          (11,169)          1,721           2,792
                                         --------------  --------------  --------------

Equity Transactions:
  Purchase payments received from
    contract owners...................           25,205           1,106             648
  Transfers between funds.............          408,353               -               -
  Surrenders..........................          (46,413)              -          (3,950)
  Death benefits (note 4).............                -               -               -
  Policy loans (net of repayments)
    (note 5)..........................             (207)              -               -
  Deductions for surrender charges
    (note 2d).........................           (1,842)              -            (465)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).................          (13,896)           (732)           (626)
                                         --------------  --------------  --------------
      Net equity transactions.........          371,200             374          (4,393)
                                         --------------  --------------  --------------

Net Change in Contract
  Owners' Equity......................          360,031           2,095          (1,601)
Contract Owners' Equity Beginning
  of Period...........................           20,546          18,451          20,052
                                         --------------  --------------  --------------
Contract Owners' Equity End
  of Period..........................           380,577          20,546          18,451
                                         ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units.....................              974             955           1,192
                                         --------------  --------------  --------------
  Units purchased.....................           20,728              58              66
  Units redeemed......................           (3,021)            (39)           (303)
                                         --------------  --------------  --------------
  Ending units........................           18,681             974             955
                                         ==============  ==============  ==============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                         ACVPCapAp                                        ACVPIncGr
                                       ---------------------------------------------    ------------------------------------------
                                           2000            1999            1998             2000            1999         1998
                                       -------------   -------------   -------------    -------------   -------------   ----------
Investment Activity:
  Net investment income...........     $       (1,571)           (466)           (377)           (168)           (113)          7
  Realized gain (loss) on investments          21,769          (1,256)         (3,774)            314              83          (6)
  Change in unrealized gain (loss)
    on investments................            (23,077)         33,920            (284)         (6,078)          2,755         159
  Reinvested capital gains........              5,238               -           3,128               -               -           -
                                       --------------  --------------  --------------  --------------   -------------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations...              2,359          32,198          (1,307)         (5,932)          2,725         160
                                       --------------  --------------  --------------  --------------   -------------   ---------

Equity Transactions:
  Purchase payments received from
    contract owners...............             14,286           4,479           8,237           3,700           2,249         402
  Transfers between funds.........            154,596          (8,485)        (10,313)         34,392          20,111       3,509
  Surrenders......................                  -            (878)         (9,003)              -          (4,066)          -
  Death benefits (note 4).........                  -               -               -               -               -           -
  Policy loans (net of repayments)
    (note 5)......................            (47,826)          1,012           4,905             186             439          (4)
  Deductions for surrender charges
    (note 2d).....................                  -             (50)         (1,060)              -            (233)          -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).............             (7,872)         (3,092)         (3,356)         (2,784)         (1,231)       (189)
                                       --------------  --------------  --------------  --------------   -------------   ---------
      Net equity transactions.....            113,184          (7,014)        (10,590)         35,494          17,269       3,718
                                       --------------  --------------  --------------  --------------   -------------   ---------

Net Change in Contract
  Owners' Equity..................            115,543          25,184         (11,897)         29,562          19,994       3,878
Contract Owners' Equity Beginning
  of Period.......................             81,982          56,798          68,695          23,872           3,878           -
                                       --------------  --------------  --------------  --------------   -------------   ---------
Contract Owners' Equity End
  of Period.......................     $      197,525          81,982          56,798          53,434          23,872       3,878
                                       ==============  ==============  ==============  ==============   =============   =========

CHANGES IN UNITS:
  Beginning units.................              3,518           3,978           4,670           1,877             357           -
                                       --------------  --------------  --------------  --------------   -------------   ---------
  Units purchased.................              6,486             437             668           3,101           1,990         380
  Units redeemed..................             (2,168)           (897)         (1,360)           (240)           (470)        (23)
                                       --------------  --------------  --------------  --------------   -------------   ---------
  Ending units....................              7,836           3,518           3,978           4,738           1,877         357
                                       ==============  ==============  ==============  ==============   =============   =========


                                                          ACVPInt
                                       ---------------------------------------------
                                           2000            1999            1998
                                       -------------   -------------   -------------
Investment Activity:
  Net investment income...........               (537)           (212)            (31)
  Realized gain (loss) on investments          (1,522)         12,855             854
  Change in unrealized gain (loss)
    on investments................            (15,405)          2,032           1,807
  Reinvested capital gains........                923               -           1,666
                                       --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations...            (16,541)         14,675           4,296
                                       --------------  --------------  --------------

Equity Transactions:
  Purchase payments received from
    contract owners...............             10,771           2,872           2,509
  Transfers between funds.........            102,904          (9,012)          3,810
  Surrenders......................             (4,488)         (3,025)         (1,804)
  Death benefits (note 4).........             (3,671)              -               -
  Policy loans (net of repayments)
    (note 5)......................            (17,657)         (9,396)            175
  Deductions for surrender charges
    (note 2d).....................               (178)           (174)           (212)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).............             (5,053)         (2,663)         (1,951)
                                       --------------  --------------  --------------
      Net equity transactions.....             82,628         (21,398)          2,527
                                       --------------  --------------  --------------

Net Change in Contract
  Owners' Equity..................             66,087          (6,723)          6,823
Contract Owners' Equity Beginning
  of Period.......................             27,851          34,574          27,751
                                       --------------  --------------  --------------
Contract Owners' Equity End
  of Period.......................             93,938          27,851          34,574
                                       ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units.................              1,038           2,097           1,983
                                       --------------  --------------  --------------
  Units purchased.................              4,494             161             400
  Units redeemed..................             (1,289)         (1,220)           (286)
                                       --------------  --------------  --------------
  Ending units....................              4,243           1,038           2,097
                                       ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                         ACVPValue                                         DrySRGr
                                       ---------------------------------------------    -------------------------------------------
                                           2000            1999            1998             2000            1999          1998
                                       -------------   -------------   -------------    -------------   -------------   -----------
Investment Activity:
  Net investment income.............. $           32              10             (32)            (10)           (842)          (413)
  Realized gain (loss) on investments            (17)            (23)             (1)         32,380           2,857          3,265
  Change in unrealized gain (loss)
    on investments...................          1,322            (788)           (410)        (72,993)         26,276          8,420
  Reinvested capital gains...........            253             642               5               -           5,987          2,538
                                      --------------  --------------  --------------  --------------   -------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations......          1,590            (159)           (438)        (40,623)         34,278         13,810
                                      --------------  --------------  --------------  --------------   -------------   ------------

Equity Transactions:
  Purchase payments received from
    contract owners..................          1,672           1,576           7,146          24,178          13,239          2,861
  Transfers between funds............            284               -               -         193,577          70,107         17,202
  Surrenders.........................              -               -               -               -          (1,755)       (10,639)
  Death benefits (note 4)............              -               -               -         (29,129)              -              -
  Policy loans (net of repayments)
    (note 5).........................              -               -               -          (9,106)         (1,280)         6,949
  Deductions for surrender charges
    (note 2d)........................              -               -               -               -            (101)        (1,253)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)................           (343)           (304)           (165)        (12,506)         (4,695)        (1,826)
                                      --------------  --------------  --------------  --------------   -------------   ------------
      Net equity transactions........          1,613           1,272           6,981         167,014          75,515         13,294
                                      --------------  --------------  --------------  --------------   -------------   ------------

Net Change in Contract
  Owners' Equity.....................          3,203           1,113           6,543         126,391         109,793         27,104
Contract Owners' Equity Beginning
  of Period..........................          7,656           6,543               -         179,752          69,959         42,855
                                      --------------  --------------  --------------  --------------   -------------   ------------
Contract Owners' Equity End
  of Period.......................... $       10,859           7,656           6,543         306,143         179,752         69,959
                                      ==============  ==============  ==============  ==============   =============   ============

CHANGES IN UNITS:
  Beginning units....................            590             496               -           4,918           2,470          1,942
                                      --------------  --------------  --------------  --------------   -------------   ------------
  Units purchased....................            151             116             512           6,072           2,701            860
  Units redeemed.....................            (27)            (22)            (16)         (1,500)           (253)          (332)
                                      --------------  --------------  --------------  --------------   -------------   ------------
  Ending units.......................            714             590             496           9,490           4,918          2,470
                                      ==============  ==============  ==============  ==============   =============   =============

                                                           DryStkIx
                                       ---------------------------------------------
                                           2000            1999            1998
                                       -------------   -------------   -------------
Investment Activity:
  Net investment income..............          1,017           1,668           2,317
  Realized gain (loss) on investments         87,852          43,714          31,082
  Change in unrealized gain (loss)
    on investments...................       (166,996)         53,685          58,442
  Reinvested capital gains...........         10,383           5,305             909
                                      --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations......        (67,744)        104,372          92,750
                                      --------------  --------------  --------------

Equity Transactions:
  Purchase payments received from
    contract owners..................         99,972          58,338          44,706
  Transfers between funds............         65,713         180,391          55,914
  Surrenders.........................         (1,059)       (171,591)         (1,238)
  Death benefits (note 4)............        (28,000)              -               -
  Policy loans (net of repayments)
    (note 5).........................        (83,918)        112,849         (70,038)
  Deductions for surrender charges
    (note 2d)........................            (42)         (9,854)           (146)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)................        (38,282)        (27,882)        (15,056)
                                      --------------  --------------  --------------
      Net equity transactions........         14,384         142,251          14,142
                                      --------------  --------------  --------------

Net Change in Contract
  Owners' Equity.....................        (53,360)        246,623         106,892
Contract Owners' Equity Beginning
  of Period..........................        683,922         437,299         330,407
                                      --------------  --------------  --------------
Contract Owners' Equity End
  of Period..........................        630,562         683,922         437,299
                                      ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units....................         20,349          15,567          14,960
                                      --------------  --------------  --------------
  Units purchased....................          5,272           8,333           4,523
  Units redeemed.....................         (4,775)         (3,551)         (3,916)
                                      --------------  --------------  --------------
  Ending units.......................         20,846          20,349          15,567
                                      ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998



                                                                DryVApp                                    DryVGrinc
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000           1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $     (411)         (444)          596           (29)          (16)           20
  Realized gain (loss) on investments .........       34,531         2,248         1,161           182            21           (17)
  Change in unrealized gain (loss)
    on investments ............................      (39,784)       19,555        21,032        (1,309)        1,050           236
  Reinvested capital gains ....................          594           922             3           561           342            67
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............       (5,070)       22,281        22,792          (595)        1,397           306
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................        6,407        16,973         1,324         3,087         1,932         6,636
  Transfers between funds .....................     (193,886)        9,636       168,936         4,215         1,587          --
  Surrenders ..................................       (2,431)         (275)         --            --            --            (491)
  Death benefits (note 4) .....................         --            --            --            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................          (50)          870          --          (1,109)           (4)          522
  Deductions for surrender charges
    (note 2d) .................................          (97)          (16)         --            --            --             (58)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (3,403)       (3,174)         (839)       (1,432)         (969)         (399)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................     (193,460)       24,014       169,421         4,761         2,546         6,210
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................     (198,530)       46,295       192,213         4,166         3,943         6,516
Contract Owners' Equity Beginning
  of Period ...................................      248,939       202,644        10,431        11,300         7,357           841
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $   50,409       248,939       202,644        15,466        11,300         7,357
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................       17,060        15,355         1,021           763           576            73
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................          443         1,966        14,431           506           262           603
  Units redeemed ..............................      (13,998)         (261)          (97)         (175)          (75)         (100)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................        3,505        17,060        15,355         1,094           763           576
                                                  ==========    ==========    ==========    ==========    ==========    ==========

                                                                  FidVEqin
                                                    --------------------------------------
                                                        2000         1999          1998
                                                    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................          3,451         2,921         3,727
  Realized gain (loss) on investments .........          4,094        28,704        32,047
  Change in unrealized gain (loss)
    on investments ............................         (4,261)      (24,252)      (19,152)
  Reinvested capital gains ....................         24,393        13,676        24,794
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............         27,677        21,049        41,416
                                                    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................         30,798        38,359        35,661
  Transfers between funds .....................        (15,048)       21,716      (133,030)
  Surrenders ..................................         (4,094)      (80,650)         (836)
  Death benefits (note 4) .....................           --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................         (6,197)        4,749        (2,005)
  Deductions for surrender charges
    (note 2d) .................................           (163)       (4,632)          (98)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................        (22,585)      (22,823)      (20,482)
                                                    ----------    ----------    ----------
      Net equity transactions .................        (17,289)      (43,281)     (120,790)
                                                    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................         10,388       (22,232)      (79,374)
Contract Owners' Equity Beginning
  of Period ...................................        395,379       417,611       496,985
                                                    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................        405,767       395,379       417,611
                                                    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................         10,575        11,782        15,527
                                                    ----------    ----------    ----------
  Units purchased .............................            877         1,557         1,223
  Units redeemed ..............................         (1,362)       (2,764)       (4,968)
                                                    ----------    ----------    ----------
  Ending units ................................         10,090        10,575        11,782
                                                    ==========    ==========    ==========


NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                   FidVGr                                 FidVHiIn
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $  (11,231)       (5,511)       (1,589)        6,333         4,009         4,122
  Realized gain (loss) on investments .........      139,914        30,269         6,368        (9,046)         (364)        1,040
  Change in unrealized gain (loss)
    on investments ............................     (473,214)      185,017       107,317       (17,028)        2,002       (10,637)
  Reinvested capital gains ....................      128,304        72,571        55,712          --             169         2,845
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (216,227)      282,346       167,808       (19,741)        5,816        (2,630)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................      150,920        88,550        60,527         4,295         5,143        11,217
  Transfers between funds .....................      693,137       284,745        17,221        (4,529)       48,257        (6,831)
  Surrenders ..................................      (95,918)      (68,185)      (10,674)         --            --            (397)
  Death benefits (note 4) .....................      (12,824)         --            --         (24,545)         --            --
  Policy loans (net of repayments)
    (note 5) ..................................      (87,861)      (15,221)         (194)       (2,700)         (824)         (540)
  Deductions for surrender charges
    (note 2d) .................................       (3,807)       (3,916)       (1,257)         --            --             (47)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (75,041)      (44,939)      (23,389)       (4,323)       (3,482)       (3,438)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................      568,606       241,034        42,234       (31,802)       49,094           (36)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................      352,379       523,380       210,042       (51,543)       54,910        (2,666)
Contract Owners' Equity Beginning
  of Period ...................................    1,149,843       626,463       416,421       110,783        55,873        58,539
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $1,502,222     1,149,843       626,463        59,240       110,783        55,873
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................       20,570        15,280        14,055         3,951         2,138         2,126
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................       14,865         8,340         2,606           178         1,984           417
  Units redeemed ..............................       (5,005)       (3,050)       (1,381)       (1,382)         (171)         (405)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................       30,430        20,570        15,280         2,747         3,951         2,138
                                                  ==========    ==========    ==========    ==========    ==========    ==========
                                                                    FidVOvSe
                                                     --------------------------------------
                                                        2000          1999          1998
                                                     ----------    ----------    ----------
Investment Activity:
  Net investment income .......................             194           145           182
  Realized gain (loss) on investments .........           5,914           365           179
  Change in unrealized gain (loss)
    on investments ............................         (21,375)        9,665           503
  Reinvested capital gains ....................           3,964           554           987
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............         (11,303)       10,729         1,851
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................           3,973         8,077         3,023
  Transfers between funds .....................          11,885         6,491         2,264
  Surrenders ..................................            --          (3,970)         --
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................          (1,104)        1,577        (1,604)
  Deductions for surrender charges
    (note 2d) .................................            --            (228)         --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................          (2,019)       (1,270)       (1,083)
                                                     ----------    ----------    ----------
      Net equity transactions .................          12,735        10,677         2,600
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................           1,432        21,406         4,451
Contract Owners' Equity Beginning
  of Period ...................................          43,240        21,834        17,383
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................          44,672        43,240        21,834
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................           1,611         1,151         1,025
                                                     ----------    ----------    ----------
  Units purchased .............................             599           662           314
  Units redeemed ..............................            (136)         (202)         (188)
                                                     ----------    ----------    ----------
  Ending units ................................           2,074         1,611         1,151
                                                     ==========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                 FidVAM                                      FidVCon
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $    2,294         2,357         3,220        (3,717)       (2,176)          (65)
  Realized gain (loss) on investments .........          616         2,457         5,316        21,113        58,083        16,873
  Change in unrealized gain (loss)
    on investments ............................      (14,373)        1,040        (5,723)     (166,599)       52,374        77,750
  Reinvested capital gains ....................        7,145         4,012        12,128        89,503        17,876        18,366
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............       (4,318)        9,866        14,941       (59,700)      126,157       112,924
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................        2,838         2,307         9,641        44,572        35,053        21,970
  Transfers between funds .....................           81         6,926         1,888       160,955       131,699        22,252
  Surrenders ..................................         --        (114,038)         --         (10,833)      (74,832)       (3,320)
  Death benefits (note 4) .....................         --            --            --          (4,371)         --            --
  Policy loans (net of repayments)
    (note 5) ..................................       (2,261)      104,742       (48,271)      (25,093)      (11,129)       (9,514)
  Deductions for surrender charges
    (note 2d) .................................         --          (6,549)         --            (430)       (4,298)         (391)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (3,554)       (4,274)       (3,950)      (24,462)      (15,216)       (7,785)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................       (2,896)      (10,886)      (40,692)      140,338        61,277        23,212
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................       (7,214)       (1,020)      (25,751)       80,638       187,434       136,136
Contract Owners' Equity Beginning
  of Period ...................................       94,320        95,340       121,091       676,082       488,648       352,512
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $   87,106        94,320        95,340       756,720       676,082       488,648
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        3,448         3,841         5,568        25,860        23,039        21,431
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................          117           575           672         8,386         7,968         3,113
  Units redeemed ..............................         (224)         (968)       (2,399)       (3,001)       (5,147)       (1,505)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................        3,341         3,448         3,841        31,245        25,860        23,039
                                                  ==========    ==========    ==========    ==========    ==========    ==========

                                                                    FidVGrOp
                                                     -------------------------------------
                                                        2000          1999          1998
                                                     ----------    ----------    ----------
Investment Activity:
  Net investment income .......................              14             1           (23)
  Realized gain (loss) on investments .........          (1,188)          638             8
  Change in unrealized gain (loss)
    on investments ............................          (3,051)         (381)          909
  Reinvested capital gains ....................             798           160            33
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............          (3,427)          418           927
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................           4,728         3,097         3,849
  Transfers between funds .....................           6,554         4,979         4,426
  Surrenders ..................................          (1,987)       (3,154)         --
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................            (328)          662          (832)
  Deductions for surrender charges
    (note 2d) .................................             (79)         (181)         --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................          (1,209)       (1,003)         (296)
                                                     ----------    ----------    ----------
      Net equity transactions .................           7,679         4,400         7,147
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................           4,252         4,818         8,074
Contract Owners' Equity Beginning
  of Period ...................................          12,892         8,074          --
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................          17,144        12,892         8,074
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................             920           596          --
                                                     ----------    ----------    ----------
  Units purchased .............................             846           729           700
  Units redeemed ..............................            (279)         (405)         (104)
                                                     ----------    ----------    ----------
  Ending units ................................           1,487           920           596
                                                     ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                               NSATCapAp                                  NSATGvTBd
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................  $   (41,709)      (13,557)        1,535        82,779        83,198        84,358
  Realized gain (loss) on investments .........      597,887       766,321       265,336        (4,326)       28,348        14,670
  Change in unrealized gain (loss)
    on investments ............................   (3,576,680)     (967,555)    1,310,092        98,887      (174,887)       29,475
  Reinvested capital gains ....................    1,119,933       507,155       221,169          --           3,291         9,470
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............   (1,900,569)      292,364     1,798,132       177,340       (60,050)      137,973
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................      638,934       916,931       706,503       212,963       268,752       575,305
  Transfers between funds .....................     (599,363)     (311,161)       82,239      (133,349)     (127,763)      (30,016)
  Surrenders ..................................     (336,235)     (369,726)     (232,748)     (155,854)     (185,683)      (61,261)
  Death benefits (note 4) .....................      (28,274)      (10,428)      (52,012)         --          (2,429)         --
  Policy loans (net of repayments)
    (note 5) ..................................     (123,756)     (270,092)     (192,222)       (9,053)      (11,574)      (17,667)
  Deductions for surrender charges
    (note 2d) .................................      (13,346)      (21,233)      (27,407)       (6,186)      (10,664)       (7,214)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (403,049)     (445,597)     (304,373)     (137,217)     (148,284)     (255,843)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................     (865,089)     (511,306)      (20,020)     (228,696)     (217,645)      203,304
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................   (2,765,658)     (218,942)    1,778,112       (51,356)     (277,695)      341,277
Contract Owners' Equity Beginning
  of Period ...................................    7,770,383     7,989,325     6,211,213     1,700,303     1,977,998     1,636,721
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................  $ 5,004,725     7,770,383     7,989,325     1,648,947     1,700,303     1,977,998
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................      237,180       252,268       252,861        97,069       109,393        97,797
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................       24,161        25,431        34,486        12,478        14,212        27,873
  Units redeemed ..............................      (51,745)      (40,519)      (35,079)      (25,230)      (26,536)      (16,277)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................      209,596       237,180       252,268        84,317        97,069       109,393
                                                  ==========    ==========    ==========    ==========    ==========    ==========


                                                                  NSATMMkt
                                                    --------------------------------------
                                                       2000          1999          1998
                                                    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................         28,903         7,483        14,835
  Realized gain (loss) on investments .........           --            --            --
  Change in unrealized gain (loss)
    on investments ............................           --            --            --
  Reinvested capital gains ....................           --            --            --
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............         28,903         7,483        14,835
                                                    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................          8,344        76,835        17,951
  Transfers between funds .....................        156,715       208,709         7,464
  Surrenders ..................................        (69,187)      (59,742)      (21,098)
  Death benefits (note 4) .....................           --            --               1
  Policy loans (net of repayments)
    (note 5) ..................................         (1,118)       (9,203)        4,580
  Deductions for surrender charges
    (note 2d) .................................         (2,746)          (35)       (2,484)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................        (11,948)      (11,028)      (48,312)
                                                    ----------    ----------    ----------
      Net equity transactions .................         80,060       205,536       (41,898)
                                                    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................        108,963       213,019       (27,063)
Contract Owners' Equity Beginning
  of Period ...................................        538,077       325,058       352,121
                                                    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................        647,040       538,077       325,058
                                                    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................         38,841        24,405        27,608
                                                    ----------    ----------    ----------
  Units purchased .............................         11,685        16,090         1,720
  Units redeemed ..............................         (6,121)       (1,654)       (4,923)
                                                    ----------    ----------    ----------
  Ending units ................................         44,405        38,841        24,405
                                                    ==========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                  NSATSmCapV                               NSATSmCo
                                                  --------------------------------------   --------------------------------------
                                                      2000         1999          1998         2000          1999          1998
                                                  ----------    ----------    ----------   ----------    ----------    ----------
Investment Activity:
  Net investment income .......................  $      (460)          (61)         --         (1,459)         (296)         (390)
  Realized gain (loss) on investments .........          581          (373)         --         19,270         2,335         2,024
  Change in unrealized gain (loss)
    on investments ............................      (11,962)         (441)         --        (45,294)       12,177        (4,434)
  Reinvested capital gains ....................       14,955         4,831          --         38,742         2,834          --
                                                  ----------    ----------    ----------   ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............        3,114         3,956          --         11,259        17,050        (2,800)
                                                  ----------    ----------    ----------   ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................       15,587         5,032          --         20,049         7,905         7,939
  Transfers between funds .....................       35,026        25,094          --        208,465         7,081       (17,351)
  Surrenders ..................................       (3,248)         --            --        (24,363)         --          (1,102)
  Death benefits (note 4) .....................         --            --            --           --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................         (203)         --            --        (40,838)         (929)       (2,666)
  Deductions for surrender charges
    (note 2d) .................................         (129)         --            --           (967)         --            (130)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (1,878)         (134)         --         (9,288)       (2,659)       (2,320)
                                                  ----------    ----------    ----------   ----------    ----------    ----------
      Net equity transactions .................       45,155        29,992          --        153,058        11,398       (15,630)
                                                  ----------    ----------    ----------   ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................       48,269        33,948          --        164,317        28,448       (18,430)
Contract Owners' Equity Beginning
  of Period ...................................       33,948          --            --         70,784        42,336        60,766
                                                  ----------    ----------    ----------   ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................  $    82,217        33,948          --        235,101        70,784        42,336
                                                  ==========    ==========    ==========   ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        3,128          --            --          3,052         2,608         3,751
                                                  ----------    ----------    ----------   ----------    ----------    ----------
  Units purchased .............................        4,235         3,142          --          9,468           713           784
  Units redeemed ..............................         (496)          (14)         --         (3,137)         (269)       (1,927)
                                                  ----------    ----------    ----------   ----------    ----------    ----------
  Ending units ................................        6,867         3,128          --          9,383         3,052         2,608
                                                  ==========    ==========    ==========   ==========    ==========    ==========



                                                                NSATTotRtn
                                                    --------------------------------------
                                                       2000          1999          1998
                                                    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................        (30,130)      (28,276)       42,841
  Realized gain (loss) on investments .........      1,577,245     1,088,368       466,907
  Change in unrealized gain (loss)
    on investments ............................     (7,673,082)     (633,345)    1,557,136
  Reinvested capital gains ....................      5,650,701       694,887       738,779
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............       (475,266)    1,121,634     2,805,663
                                                    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................      1,643,457     2,049,001     2,325,426
  Transfers between funds .....................     (1,676,093)     (681,338)      (61,885)
  Surrenders ..................................     (1,405,202)     (983,114)     (585,152)
  Death benefits (note 4) .....................       (174,055)     (125,106)      (62,497)
  Policy loans (net of repayments)
    (note 5) ..................................       (235,379)     (441,403)     (458,542)
  Deductions for surrender charges
    (note 2d) .................................        (55,776)      (56,460)      (68,905)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (1,099,335)   (1,153,250)   (1,193,693)
                                                    ----------    ----------    ----------
      Net equity transactions .................     (3,002,383)   (1,391,670)     (105,248)
                                                    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................     (3,477,649)     (270,036)    2,700,415
Contract Owners' Equity Beginning
  of Period ...................................     18,714,700    18,984,736    16,284,321
                                                    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................     15,237,051    18,714,700    18,984,736
                                                    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        533,407       574,062       576,775
                                                    ----------    ----------    ----------
  Units purchased .............................         51,747        62,241        77,463
  Units redeemed ..............................       (137,914)     (102,896)      (80,176)
                                                    ----------    ----------    ----------
  Ending units ................................        447,240       533,407       574,062
                                                    ==========    ==========    ==========


NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998




                                                               NBAMTBal                                     NBAMTGro
                                                  --------------------------------------   --------------------------------------
                                                      2000         1999          1998         2000          1999          1998
                                                  ----------    ----------    ----------   ----------    ----------    ----------
Investment Activity:
  Net investment income .......................  $    16,332        12,448        21,238        (2,380)         (512)         (359)
  Realized gain (loss) on investments .........       56,809        22,595           (55)       23,261           102           669
  Change in unrealized gain (loss)
    on investments ............................     (373,626)      356,062      (110,079)     (106,027)       30,035        (6,710)
  Reinvested capital gains ....................      238,178        35,116       232,254        19,527         3,161        15,182
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      (62,307)      426,221       143,358       (65,619)       32,786         8,782
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................      142,627       168,578       200,479        26,378         9,886        10,274
  Transfers between funds .....................      (51,495)     (108,656)      (92,088)      289,380         8,223        (5,544)
  Surrenders ..................................     (276,263)      (69,176)      (78,898)       (6,172)       (3,023)       (9,851)
  Death benefits (note 4) .....................         --         (25,121)         --          (4,021)         --            --
  Policy loans (net of repayments)
    (note 5) ..................................       24,584       (16,492)      (35,809)      (56,261)         (296)        6,335
  Deductions for surrender charges
    (note 2d) .................................      (10,966)       (3,973)       (9,291)         (245)         (174)       (1,160)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (99,127)      (91,724)      (75,520)      (15,668)       (4,673)       (4,235)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................     (270,640)     (146,564)      (91,127)      233,391         9,943        (4,181)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................     (332,947)      279,657        52,231       167,772        42,729         4,601
Contract Owners' Equity Beginning
  of Period ...................................    1,721,608     1,441,951     1,389,720       105,211        62,482        57,881
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................  $ 1,388,661     1,721,608     1,441,951       272,983       105,211        62,482
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................       65,636        72,841        78,124         2,782         2,465         2,617
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................        5,358         8,674        12,806         7,496           703           491
  Units redeemed ..............................      (15,085)      (15,879)      (18,089)       (2,042)         (386)         (643)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................       55,909        65,636        72,841         8,236         2,782         2,465
                                                  ==========    ==========    ==========    ==========    ==========    ==========



                                                                  NBAMTGuard
                                                     --------------------------------------
                                                       2000          1999          1998
                                                     ----------    ----------    ----------

Investment Activity:
  Net investment income .......................             (16)           (8)           (1)
  Realized gain (loss) on investments .........             515            30             5
  Change in unrealized gain (loss)
    on investments ............................             676            66            29
  Reinvested capital gains ....................            --            --            --
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............           1,175            88            33
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................           1,096           213            56
  Transfers between funds .....................          12,108           533           432
  Surrenders ..................................            --            --            --
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................          (2,510)         --            --
  Deductions for surrender charges
    (note 2d) .................................            --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................            (581)          (40)           (9)
                                                     ----------    ----------    ----------
      Net equity transactions .................          10,113           706           479
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................          11,288           794           512
Contract Owners' Equity Beginning
  of Period ...................................           1,306           512          --
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................          12,594         1,306           512
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................             123            55          --
                                                     ----------    ----------    ----------
  Units purchased .............................           1,331            72            56
  Units redeemed ..............................            (272)           (4)           (1)
                                                     ----------    ----------    ----------
  Ending units ................................           1,182           123            55
                                                     ==========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                             NBAMTLMat                                    NBAMTPart
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $      256           194           539            (9)          435          (265)
  Realized gain (loss) on investments .........         (171)          (81)          (42)       (2,093)        2,389        13,315
  Change in unrealized gain (loss)
    on investments ............................          158          (110)         (148)      (17,606)        1,608       (27,406)
  Reinvested capital gains ....................         --            --            --          19,026         2,679        17,062
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............          243             3           349          (682)        7,111         2,706
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................        1,749         1,410         1,277        10,907        20,665        19,544
  Transfers between funds .....................         --            --            --         (16,522)       54,078         3,492
  Surrenders ..................................         --            --            --          (2,923)      (75,056)      (11,127)
  Death benefits (note 4) .....................         --            --            --            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................       (2,056)       (7,950)            3        (1,929)        5,523       (12,996)
  Deductions for surrender charges
    (note 2d) .................................         --            --            --            (116)       (4,310)       (1,310)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................         (678)         (629)         (425)       (5,149)       (8,442)       (5,165)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................         (985)       (7,169)          855       (15,732)       (7,542)       (7,562)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................         (742)       (7,166)        1,204       (16,414)         (431)       (4,856)
Contract Owners' Equity Beginning
  of Period ...................................        4,054        11,220        10,016       128,664       129,095       133,951
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $    3,312         4,054        11,220       112,250       128,664       129,095
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................          271           755           698         5,137         5,490         5,889
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................          152           120           104           533         3,190           982
  Units redeemed ..............................         (214)         (604)          (47)       (1,184)       (3,543)       (1,381)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................          209           271           755         4,486         5,137         5,490
                                                  ==========    ==========    ==========    ==========    ==========    ==========




                                                                     OppBdVA
                                                     --------------------------------------
                                                        2000          1999          1998
                                                     ----------    ----------    ----------
Investment Activity:
  Net investment income .......................             351           458           (32)
  Realized gain (loss) on investments .........             (58)         (382)           31
  Change in unrealized gain (loss)
    on investments ............................               9          (454)          242
  Reinvested capital gains ....................            --              52            63
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............             302          (326)          304
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................           1,449         2,690            13
  Transfers between funds .....................           4,974        (7,281)        7,798
  Surrenders ..................................            --            --            --
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................            (170)         (122)         (277)
  Deductions for surrender charges
    (note 2d) .................................            --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................            (726)       (1,551)         (680)
                                                     ----------    ----------    ----------
      Net equity transactions .................           5,527        (6,264)        6,854
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................           5,829        (6,590)        7,158
Contract Owners' Equity Beginning
  of Period ...................................           4,652        11,242         4,084
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................          10,481         4,652        11,242
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................             263           621           239
                                                     ----------    ----------    ----------
  Units purchased .............................             351           152           450
  Units redeemed ..............................             (51)         (510)          (68)
                                                     ----------    ----------    ----------
  Ending units ................................             563           263           621
                                                     ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                               OppCapApVA                                  OppGlSecVA
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $   (1,972)         (148)          (13)       (1,086)           41           843
  Realized gain (loss) on investments .........       13,324           526           160        51,850         3,653         2,928
  Change in unrealized gain (loss)
    on investments ............................      (40,213)       11,947           546       (73,958)       48,273          (402)
  Reinvested capital gains ....................       11,366           490           280        33,053         2,005         4,626
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      (17,495)       12,815           973         9,859        53,972         7,995
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................       23,213         2,995         4,311        22,438         6,214         9,045
  Transfers between funds .....................      271,292        62,023         4,149       110,271        75,115         2,264
  Surrenders ..................................       (1,894)         --            --         (73,785)       (3,066)       (3,712)
  Death benefits (note 4) .....................         --            --            --          (2,173)         --            --
  Policy loans (net of repayments)
    (note 5) ..................................      (22,509)          (68)         --         (29,394)       (7,839)         (727)
  Deductions for surrender charges
    (note 2d) .................................          (75)         --            --          (2,929)         (176)         (437)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (12,971)       (1,376)         (369)       (8,121)       (3,174)       (2,073)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................      257,056        63,574         8,091        16,307        67,074         4,360
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................      239,561        76,389         9,064        26,166       121,046        12,355
Contract Owners' Equity Beginning
  of Period ...................................       85,955         9,566           502       189,931        68,885        56,530
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $  325,516        85,955         9,566       216,097       189,931        68,885
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        4,757           744            48         6,515         3,715         3,451
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................       15,443         4,114           742         4,233         3,582           678
  Units redeemed ..............................       (1,999)         (101)          (46)       (3,638)         (782)         (414)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................       18,201         4,757           744         7,110         6,515         3,715
                                                  ==========    ==========    ==========    ==========    ==========    ==========



                                                                     OppMltStVA
                                                     --------------------------------------
                                                        2000          1999            1998
                                                     ----------    ----------    ----------
Investment Activity:
  Net investment income .......................             343           239            27
  Realized gain (loss) on investments .........            (969)           26          --
  Change in unrealized gain (loss)
    on investments ............................            (646)          307            36
  Reinvested capital gains ....................             757           458           431
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............            (515)        1,030           494
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................          21,233         1,546         1,130
  Transfers between funds .....................          20,087          --            --
  Surrenders ..................................            --            --            --
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................            (202)         --            --
  Deductions for surrender charges
    (note 2d) .................................            --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................            (761)         (619)         (404)
                                                     ----------    ----------    ----------
      Net equity transactions .................          40,357           927           726
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................          39,842         1,957         1,220
Contract Owners' Equity Beginning
  of Period ...................................          10,899         8,942         7,722
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................          50,741        10,899         8,942
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................             433           394           360
                                                     ----------    ----------    ----------
  Units purchased .............................           1,512            66            67
  Units redeemed ..............................             (36)          (27)          (33)
                                                     ----------    ----------    ----------
  Ending units ................................           1,909           433           394
                                                     ==========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                   StOpp2                                  StDisc2
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $   (1,373)       (1,191)         (556)         (252)         (174)         (190)
  Realized gain (loss) on investments .........        6,375        14,248         4,453           (67)         (712)          813
  Change in unrealized gain (loss)
    on investments ............................      (17,982)       14,865        (4,471)          479          (845)       (1,342)
  Reinvested capital gains ....................       22,271        15,628        16,130          --           3,517           367
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............        9,291        43,550        15,556           160         1,786          (352)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................       24,397        16,088        14,991         4,803         2,606         6,563
  Transfers between funds .....................        4,378       (17,922)        7,055         7,133         3,108       (16,445)
  Surrenders ..................................       (6,929)       (3,157)       (5,800)         --            --          (1,636)
  Death benefits (note 4) .....................         --            --            --            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................       (8,629)         (867)       (4,632)       (2,317)        1,246          (245)
  Deductions for surrender charges
    (note 2d) .................................         (275)         (181)         (683)         --            --            (193)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (9,855)       (9,022)       (5,924)       (1,435)       (1,182)         (918)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................        3,087       (15,061)        5,007         8,184         5,778       (12,874)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................       12,378        28,489        20,563         8,344         7,564       (13,226)
Contract Owners' Equity Beginning
  of Period ...................................      164,139       135,650       115,087        26,438        18,874        32,100
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $  176,517       164,139       135,650        34,782        26,438        18,874
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        4,055         4,485         4,286         1,306           972         1,759
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................          715           493           931           550           496           298
  Units redeemed ..............................         (637)         (923)         (732)         (197)         (162)       (1,085)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................        4,133         4,055         4,485         1,659         1,306           972
                                                  ==========    ==========    ==========    ==========    ==========    ==========





                                                                     StIntStk2
                                                     --------------------------------------
                                                        2000          1999           1998
                                                     ----------    ----------    ----------
Investment Activity:
  Net investment income .......................            (384)         (176)       (1,171)
  Realized gain (loss) on investments .........          34,099        (1,513)         (312)
  Change in unrealized gain (loss)
    on investments ............................         (45,895)       37,384          (546)
  Reinvested capital gains ....................            --            --            --
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............         (12,180)       35,695        (2,029)
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................           3,825         1,572         3,584
  Transfers between funds .....................           4,070        59,883          --
  Surrenders ..................................         (74,210)         --            (344)
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................          (3,032)       (6,007)         --
  Deductions for surrender charges
    (note 2d) .................................          (2,946)         --             (40)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................          (1,756)         (955)         (601)
                                                     ----------    ----------    ----------
      Net equity transactions .................         (74,049)       54,493         2,599
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................         (86,229)       90,188           570
Contract Owners' Equity Beginning
  of Period ...................................         102,614        12,426        11,856
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................          16,385       102,614        12,426
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................           6,083         1,368         1,233
                                                     ----------    ----------    ----------
  Units purchased .............................             377         5,470           261
  Units redeemed ..............................          (4,841)         (755)         (126)
                                                     ----------    ----------    ----------
  Ending units ................................           1,619         6,083         1,368
                                                     ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                 MSUEmMkt                                MSUUSRealE
                                                  --------------------------------------   --------------------------------------
                                                     2000          1999          1998         2000           1999          1998
                                                  ----------    ----------    ----------   ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $       29            84          --          1,685         1,181          (128)
  Realized gain (loss) on investments .........        1,233          --            --          1,883        (3,047)       (1,214)
  Change in unrealized gain (loss)
    on investments ............................          (46)            9          --          1,347         1,207        (3,184)
  Reinvested capital gains ....................         --            --            --            212          --             378
                                                  ----------    ----------    ----------   ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............        1,216            93          --          5,127          (659)       (4,148)
                                                  ----------    ----------    ----------   ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................          125            75          --          2,527         3,249         3,108
  Transfers between funds .....................         (967)          576          --         24,231        (8,997)        8,994
  Surrenders ..................................         --            --            --           --             (45)       (2,261)
  Death benefits (note 4) .....................         --            --            --           --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................         --            --            --         (1,258)         (283)       (4,523)
  Deductions for surrender charges
    (note 2d) .................................         --            --            --           --              (3)         (266)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................         (219)          (27)         --         (1,156)       (1,059)       (1,008)
                                                  ----------    ----------    ----------   ----------    ----------    ----------
      Net equity transactions .................       (1,061)          624          --         24,344        (7,138)        4,044
                                                  ----------    ----------    ----------   ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................          155           717          --         29,471        (7,797)         (104)
Contract Owners' Equity Beginning
  of Period ...................................          717          --            --         13,058        20,855        20,959
                                                  ----------    ----------    ----------   ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $      872           717          --         42,529        13,058        20,855
                                                  ==========    ==========    ==========   ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................           80          --            --            857         1,312         1,156
                                                  ----------    ----------    ----------   ----------    ----------    ----------
  Units purchased .............................           31            83          --          1,508           220           758
  Units redeemed ..............................          (23)           (3)         --           (168)         (675)         (602)
                                                  ----------    ----------    ----------   ----------    ----------    ----------
  Ending units ................................           88            80          --          2,197           857         1,312
                                                  ==========    ==========    ==========   ==========    ==========    ==========



                                                                      VEWwBd
                                                     --------------------------------------
                                                        2000          1999           1998
                                                     ----------    ----------    ----------
Investment Activity:
  Net investment income .......................              66            54           (16)
  Realized gain (loss) on investments .........             (11)           (1)            1
  Change in unrealized gain (loss)
    on investments ............................             (35)         (236)          184
  Reinvested capital gains ....................            --              30          --
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............              20          (153)          169
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................             395           371           204
  Transfers between funds .....................            --            --            --
  Surrenders ..................................            --            --            --
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................            --            --            --
  Deductions for surrender charges
    (note 2d) .................................            --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................            (298)         (314)         (199)
                                                     ----------    ----------    ----------
      Net equity transactions .................              97            57             5
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................             117           (96)          174
Contract Owners' Equity Beginning
  of Period ...................................           1,680         1,776         1,602
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................           1,797         1,680         1,776
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................             120           116           117
                                                     ----------    ----------    ----------
  Units purchased .............................              29            26            20
  Units redeemed ..............................             (22)          (22)          (21)
                                                     ----------    ----------    ----------
  Ending units ................................             127           120           116
                                                     ==========    ==========    ==========






                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                 VEWwEmgMkt                                VEWwHrdAst
                                                  --------------------------------------   --------------------------------------
                                                     2000          1999          1998         2000           1999          1998
                                                  ----------    ----------    ----------   ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $     (315)          (68)           25           (32)           39           (89)
  Realized gain (loss) on investments .........        2,893          (810)       (1,281)        1,987        (2,213)         (876)
  Change in unrealized gain (loss)
    on investments ............................      (29,019)        9,694        (1,171)        1,001         3,275        (3,152)
  Reinvested capital gains ....................         --            --              43          --            --           1,261
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      (26,441)        8,816        (2,384)        2,956         1,101        (2,856)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................        4,769           863           218         1,099         1,211         1,314
  Transfers between funds .....................       30,577        12,547            (1)       (3,549)         (696)       (6,736)
  Surrenders ..................................         (507)         --            (248)          (55)         --            (232)
  Death benefits (note 4) .....................       (1,453)         --            --            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................          (15)         (188)          537          (253)         (612)       (1,534)
  Deductions for surrender charges
    (note 2d) .................................          (20)         --             (29)           (2)         --             (27)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (2,559)         (349)       (2,697)       (1,169)         (788)         (579)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................       30,792        12,873        (2,220)       (3,929)         (885)       (7,794)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................        4,351        21,689        (4,604)         (973)          216       (10,650)
Contract Owners' Equity Beginning
  of Period ...................................       25,853         4,164         8,768         5,688         5,472        16,122
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $   30,204        25,853         4,164         4,715         5,688         5,472
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        2,253           721           992           388           448           904
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................        2,846         1,788           138            82           104           130
  Units redeemed ..............................         (535)         (256)         (409)         (179)         (164)         (586)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................        4,564         2,253           721           291           388           448
                                                  ==========    ==========    ==========    ==========    ==========    ==========



                                                                   WPTGloPVC
                                                    --------------------------------------
                                                       2000          1999           1998
                                                    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................            (101)           (9)           (5)
  Realized gain (loss) on investments .........             144             7          --
  Change in unrealized gain (loss)
    on investments ............................          (7,659)          652            96
  Reinvested capital gains ....................           2,128          --            --
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............          (5,488)          650            91
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................           2,127           114           908
  Transfers between funds .....................          19,010          --            --
  Surrenders ..................................            --            --            --
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................            --            --            --
  Deductions for surrender charges
    (note 2d) .................................            --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................            (704)          (38)          (21)
                                                     ----------    ----------    ----------
      Net equity transactions .................          20,433            76           887
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................          14,945           726           978
Contract Owners' Equity Beginning
  of Period ...................................           1,704           978          --
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................          16,649         1,704           978
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................              87            81          --
                                                     ----------    ----------    ----------
  Units purchased .............................           1,007             9            84
  Units redeemed ..............................             (37)           (3)           (3)
                                                     ----------    ----------    ----------
  Ending units ................................           1,057            87            81
                                                     ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                               WPTIntEq                             WPTSmCoGr
                                            -------------------------------------------  -----------------------------------------
                                                2000            1999          1998           2000           1999           1998
                                            -------------  ------------  --------------  ------------   -----------   ------------
Investment Activity:
  Net investment income...............      $        (159)          124             (13)       (1,167)         (227)          (249)
  Realized gain (loss) on investments               2,321          (143)           (539)       13,404         1,742          4,773
  Change in unrealized gain (loss)
    on investments....................            (20,240)       12,211           1,522       (84,285)       14,260         (5,217)
  Reinvested capital gains............              4,418             -               -        24,133         1,415              -
                                            -------------  ------------  --------------  ------------   -----------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.......            (13,660)       12,192             970       (47,915)       17,190           (693)
                                            -------------  ------------  --------------  ------------   -----------   ------------

Equity Transactions:
  Purchase payments received from
    contract owners...................              6,750         7,449           7,022        11,600         3,779          4,229
  Transfers between funds.............              9,921         4,634          (4,285)      141,447        (1,711)       (15,770)
  Surrenders..........................               (571)            -               -        (1,136)         (795)          (279)
  Death benefits (note 4).............                  -             -               -             -             -              -
  Policy loans (net of repayments)
    (note 5)..........................             (4,504)       (9,355)            (94)      (38,951)       (2,822)          (262)
  Deductions for surrender charges
    (note 2d).........................                (23)            -               -           (45)          (46)           (33)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).................             (2,920)       (1,884)         (1,109)       (8,933)       (2,610)        (2,146)
                                            -------------  ------------  --------------  ------------   -----------   ------------
      Net equity transactions.........              8,653           844           1,534       103,982        (4,205)       (14,261)
                                            -------------  ------------  --------------  ------------   -----------   ------------

Net Change in Contract
  Owners' Equity......................             (5,007)       13,036           2,504        56,067        12,985        (14,954)
Contract Owners' Equity Beginning
  of Period...........................             39,623        26,587          24,083        52,358        39,373         54,327
                                            -------------  ------------  --------------  ------------   -----------   ------------
Contract Owners' Equity End
  of Period...........................      $      34,616        39,623          26,587       108,425        52,358         39,373
                                            =============  ============  ==============  ============   ===========   ============

CHANGES IN UNITS:
  Beginning units.....................              2,203         2,250           2,130         2,005         2,529          3,363
                                            -------------  ------------  --------------  ------------   -----------   ------------
  Units purchased.....................              1,023           932             711         5,245           259            420
  Units redeemed......................               (608)         (979)           (591)       (2,139)         (783)        (1,254)
                                            -------------  ------------  --------------  ------------   -----------   ------------
  Ending units........................              2,618         2,203           2,250         5,111         2,005          2,529
                                            =============  ============  ==============  ============   ===========   ============


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2000, 1999 AND 1998



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Portfolios of the American Century Variable Portfolios, Inc. (American
            Century VP);
            American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
            American Century VP - American Century VP Income & Growth
            (ACVPIncGr)
            American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

         Dreyfus Stock Index Fund (DryStkIx)

         Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Appreciation Portfolio (DryVApp)
            Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
            Fidelity VIP - Growth Portfolio (FidVGr)
            Fidelity VIP - High Income Portfolio (FidVHiIn)
            Fidelity VIP - Overseas Portfolio (FidVOvSe)

         Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
            Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVCon)

         Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
            Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMMkt)
            Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRtn)

         Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
            Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
            Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
            Oppenheimer Bond Fund/VA (OppBdVA)
            Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
            Oppenheimer Global Securities Fund/VA (OppGlSecVA)
            Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)

         Strong Opportunity Fund II, Inc. (StOpp2)

         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Portfolio of the Universal Institutional Funds, Inc.;
            The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmMkt)
              (formerly Van Kampen LIT - Morgan Stanley - Emerging Markets Debt Portfolio)
            The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
              (formerly Morgan Stanley - U.S. Real Estate Portfolio)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
            Van Eck WIT - Worldwide Bond Fund (VEWwBd)
            Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

         Portfolios of the Warburg Pincus Trust;
            Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPTGloPVC)
            Warburg Pincus Trust - International Equity Portfolio (WPTIntEq) Warburg Pincus Trust - Small Company Growth Portfolio (WPTSmCoGr)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. These charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

         No surrender charge is assessed on any contract surrendered after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.




                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended December 31, 2000.

     The following is a summary for 2000:

                                                                                    UNIT         CONTRACT                   TOTAL
                                                                    UNITS       FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                                 -----------    -----------   --------------   ---------  ---------
      American Century VP -
       American Century VP Balanced ............................     18,681      $20.372425      $   380,577      0.74%    (3.42)%
      American Century VP -
       American Century VP Capital Appreciation ................      7,836       25.207415          197,525      1.12%      8.17%
      American Century VP -
       American Century VP Income and Growth ...................      4,738       11.277817           53,434      0.82%   (11.32)%
      American Century VP -
       American Century VP International .......................      4,243       22.139513           93,938      0.98%   (17.49)%
      American Century VP -
       American Century VP Value ...............................        714       15.208380           10,859      0.72%     17.21%
      The Dreyfus Socially Responsible
       Growth Fund, Inc. .......................................      9,490       32.259560          306,143      1.04%   (11.74)%
      Dreyfus Stock Index Fund .................................     20,846       30.248565          630,562      0.89%   (10.00)%
      Dreyfus VIF - Appreciation Portfolio .....................      3,505       14.382034           50,409      0.51%    (1.44)%
      Dreyfus VIF - Growth and Income Portfolio ................      1,094       14.137245           15,466      0.92%    (4.54)%
      Fidelity VIP - Equity-Income Portfolio ...................     10,090       40.214814          405,767      0.75%      7.56%
      Fidelity VIP - Growth Portfolio ..........................     30,430       49.366480        1,502,222      0.94%   (11.69)%
      Fidelity VIP - High Income Portfolio .....................      2,747       21.565326           59,240      0.77%   (23.09)%
      Fidelity VIP - Overseas Portfolio ........................      2,074       21.539183           44,672      0.99%   (19.75)%
      Fidelity VIP-II - Asset Manager Portfolio ................      3,341       26.071970           87,106      0.81%    (4.69)%
      Fidelity VIP-II - Contrafund Portfolio ...................     31,245       24.218904          756,720      0.86%    (7.36)%
      Fidelity VIP-III - Growth Opportunities Portfolio ........      1,487       11.528985           17,144      0.95%   (17.72)%
      Nationwide SAT - Capital Appreciation Fund ...............    209,596       23.877962        5,004,725      0.84%   (27.12)%
      Nationwide SAT - Government Bond Fund ....................     84,317       19.556523        1,648,947      0.77%     11.65%
      Nationwide SAT - Money Market Fund .......................     44,405       14.571330          647,040      0.77%      5.18%
      Nationwide SAT - Small Cap Value Fund ....................      6,867       11.972833           82,217      0.79%     10.32%
      Nationwide SAT - Small Company Fund ......................      9,383       25.056031          235,101      0.99%      8.03%
      Nationwide SAT - Total Return Fund .......................    447,240       34.069071       15,237,051      0.79%    (2.90)%
      Neuberger & Berman AMT - Balanced Portfolio ..............     55,909       24.837871        1,388,661      0.88%    (5.31)%
      Neuberger & Berman AMT - Growth Portfolio ................      8,236       33.145055          272,983      1.26%   (12.36)%
      Neuberger & Berman AMT - Guardian Portfolio ..............      1,182       10.654639           12,594      1.42%      0.33%
      Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio .........................        209       15.848178            3,312      0.95%      5.94%
      Neuberger & Berman AMT - Partners Portfolio ..............      4,486       25.022294          112,250      0.75%    (0.10)%
      Oppenheimer Bond Fund / VA ...............................        563       18.615856           10,481      0.58%      5.26%
      Oppenheimer Capital Appreciation Fund / VA ...............     18,201       17.884539          325,516      1.06%    (1.02)%

                                                                              UNIT         CONTRACT                   TOTAL
                                                                 UNITS     FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                              -----------  -----------   --------------   ---------  ---------

      Oppenheimer Global Securities Fund / VA ...............     7,110    30.393395            216,097    0.83%      4.26%
      Oppenheimer Multiple Strategies Fund / VA .............     1,909    26.579650             50,741    0.58%      5.59%
      Strong Opportunity Fund II, Inc. ......................     4,133    42.709091            176,517    0.81%      5.51%
      Strong VIF - Strong Discovery Fund II .................     1,659    20.965624             34,782    0.82%      3.57%
      Strong VIF - Strong International Stock Fund II .......     1,619    10.120684             16,385    0.65%   (40.00)%
      The Universal Institutional Funds, Inc -
       Emerging Markets Debt Portfolio
       (formerly Van Kampen LIT - Morgan Stanley -
       Emerging Markets Debt Portfolio) .....................        88     9.909218                872    0.88%     10.50%
      The Universal Institutional Funds, Inc. -
       U.S. Real Estate Portfolio
       (formerly Morgan Stanley -
       U.S. Real Estate Portfolio) ..........................     2,197    19.357784             42,529    0.78%***   14.61%***
      Van Eck WIT - Worldwide Bond Fund .....................       127    14.152095              1,797    0.81%      1.06%
      Van Eck WIT -
       Worldwide Emerging Markets Fund ......................     4,564     6.617911             30,204    1.12%   (42.33)%
      Van Eck - Worldwide Hard Assets Fund ..................       291    16.202633              4,715    1.83%     10.52%
      Warburg Pincus Trust -
       Global Post-Venture Capital Portfolio ................     1,057    15.751152             16,649    1.10%   (19.58)%
      Warburg Pincus Trust -
       International Equity Portfolio .......................     2,618    13.222451             34,616    0.92%   (26.48)%
      Warburg Pincus Trust -
       Small Company Growth Portfolio .......................     5,111    21.214019            108,425    1.45%   (18.76)%
                                                                  =====    =========            -------
                                                                                          $  30,326,991
                                                                                          =============


    The following is a summary for 1999:
      American Century VP -
       American Century VP Advantage ........................         22,653   $21.052310 $     476,898    0.78%     13.85%
      American Century VP -
       American Century VP Balanced .........................            974    21.094348        20,546    0.77%      9.18%
      American Century VP -
       American Century VP Capital Appreciation .............          3,518    23.303640        81,982    0.67%     63.21%
      American Century VP -
       American Century VP Income and Growth ................          1,877    12.717991        23,872    0.84%     17.08%
      American Century VP -
       American Century VP International ....................          1,038    26.831062        27,851    0.68%     62.74%
      American Century VP -
       American Century VP Value ............................            590    12.975752         7,656    0.82%    (1.64)%
      The Dreyfus Socially Responsible
       Growth Fund, Inc. ....................................          4,918    36.549891       179,752    0.69%     29.04%
      Dreyfus Stock Index Fund ..............................         20,349    33.609618       683,922    0.78%     19.64%
      Dreyfus VIF - Appreciation Portfolio ..................         17,060    14.591996       248,939    0.81%     10.57%
      Dreyfus VIF - Growth and Income Portfolio .............            763    14.810164        11,300    0.77%     15.95%
      Fidelity VIP - Equity-Income Portfolio ................         10,575    37.388084       395,379    0.80%      5.48%
      Fidelity VIP - Growth Portfolio .......................         20,570    55.899014     1,149,843    0.75%     36.34%
      Fidelity VIP - High Income Portfolio ..................          3,951    28.039263       110,783    0.60%      7.29%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                  UNIT           CONTRACT                   TOTAL
                                                                    UNITS       FAIR VALUE   OWNERS' EQUITY    EXPENSES*   RETURN**
                                                                 -----------   -----------   --------------    ---------  ---------
       Fidelity VIP - Overseas Portfolio ................              1,611    26.840170          43,240         0.61%    41.49%
       Fidelity VIP-II - Asset Manager Portfolio ........              3,448    27.355020          94,320         0.85%    10.21%
       Fidelity VIP-II - Contrafund Portfolio ...........             25,860    26.143948         676,082         0.79%    23.26%
       Fidelity VIP-III - Growth Opportunities Portfolio                 920    14.012663          12,892         0.80%     3.44%
       Morgan Stanley - U.S. Real Estate Portfolio ......                857    15.237208          13,058         0.80%    (4.14)%
       Nationwide SAT - Capital Appreciation Fund .......            237,180    32.761545       7,770,383         0.81%     3.45%
       Nationwide SAT - Government Bond Fund ............             97,069    17.516435       1,700,303         0.79%    (3.13)%
       Nationwide SAT - Money Market Fund ...............             38,841    13.853330         538,077         0.33%     4.01%
       Nationwide SAT - Small Cap Value Fund ............              3,128    10.852975          33,948         0.36%    26.82%
       Nationwide SAT - Small Company Fund ..............              3,052    23.192622          70,784         0.52%    42.87%
       Nationwide SAT - Total Return Fund ...............            533,407    35.085217      18,714,700         0.81%     6.09%
       Neuberger & Berman AMT - Balanced Portfolio ......             65,636    26.229633       1,721,608         0.71%    32.50%
       Neuberger & Berman AMT - Growth Portfolio ........              2,782    37.818375         105,211         0.61%    49.20%
       Neuberger & Berman AMT - Guardian Portfolio ......                123    10.619652           1,306         0.88%    14.02%
       Neuberger & Berman AMT -
        Limited Maturity Bond Portfolio .................                271    14.959827           4,054         0.41%     0.67%
       Neuberger & Berman AMT - Partners Portfolio ......              5,137    25.046437         128,664         0.86%     6.51%
       Oppenheimer Bond Fund / VA .......................                263    17.686402           4,652         1.01%    (2.30)%
       Oppenheimer Capital Appreciation Fund / VA .......              4,757    18.069110          85,955         0.40%    40.53%
       Oppenheimer Global Securities Fund / VA ..........              6,515    29.152831         189,931         0.52%    57.22%
       Oppenheimer Multiple Strategies Fund / VA ........                433    25.171538          10,899         0.79%    10.91%
       Strong Opportunity Fund II, Inc. .................              4,055    40.478200         164,139         0.79%    33.83%
       Strong VIF - Strong Discovery Fund II ............              1,306    20.243703          26,438         0.77%     4.25%
       Strong VIF - Strong International Stock Fund II ..              6,083    16.868902         102,614         0.36%    85.71%
       Van Eck WIT - Worldwide Bond Fund ................                120    14.003753           1,680         0.81%    (8.56)%
       Van Eck WIT -
        Worldwide Emerging Markets Fund .................              2,253    11.474995          25,853         0.45%    98.69%
       Van Eck - Worldwide Hard Assets Fund .............                388    14.660557           5,688         0.79%    20.04%
       Van Kampen LIT - Morgan Stanley -
        Emerging Markets Debt Portfolio .................                 80     8.967304             717         0.84%    28.35%
       Warburg Pincus Trust -
        Global Post-Venture Capital Portfolio ...........                 87    19.586645           1,704         0.67%    62.20%
       Warburg Pincus Trust -
        International Equity Portfolio ..................              2,203    17.985801          39,623         0.58%    52.21%
       Warburg Pincus Trust -
        Small Company Growth Portfolio ..................              2,005    26.113570          52,358         0.49%    67.73%
                                                                ============   ==========   -------------
                                                                                            $  35,759,604
                                                                                            =============



                                                                                  UNIT          CONTRACT               TOTAL
                                                                   UNITS       FAIR VALUE   OWNERS' EQUITY EXPENSES*  RETURN**
                                                                  -------     -----------   -------------- ---------  ---------
    The following is a summary for 1998:
       American Century VP -
         American Century VP Advantage ........................    24,904      $18.492009   $   460,525      0.83%      16.26%
        American Century VP -
         American Century VP Advantage
         Initial Funding by Depositor .........................    25,000       19.938436       498,461      0.00%      17.19%
        American Century VP -
         American Century VP Balanced .........................       955       19.320541        18,451      0.76%      14.85%
        American Century VP -
         American Century VP Capital Appreciation .............     3,978       14.277913        56,798      0.60%      (2.94)%
        American Century VP -
         American Century VP Income and Growth ................       357       10.862660         3,878      0.62%***   12.86%***
        American Century VP -
         American Century VP International ....................     2,097       16.487231        34,574      0.62%      17.81%
        American Century VP -
         American Century VP Value ............................       496       13.192098         6,543      0.98%       3.98%
        The Dreyfus Socially Responsible
         Growth Fund, Inc. ....................................     2,470       28.323603        69,959      0.93%      28.35%
        Dreyfus Stock Index Fund ..............................    15,567       28.091438       437,299      0.71%      27.19%
        Dreyfus VIF - Appreciation Portfolio ..................    15,355       13.197284       202,644      0.48%      29.18%
        Dreyfus VIF - Growth and Income Portfolio .............       576       12.772496         7,357      0.85%      10.92%
        Fidelity VIP - Equity-Income Portfolio ................    11,782       35.444796       417,611      0.71%      10.74%
        Fidelity VIP - Growth Portfolio .......................    15,280       40.998916       626,463      0.71%      38.38%
        Fidelity VIP - High Income Portfolio ..................     2,138       26.133234        55,873      0.62%      (5.09)%
        Fidelity VIP - Overseas Portfolio .....................     1,151       18.969496        21,834      0.78%      11.85%
        Fidelity VIP-II - Asset Manager Portfolio .............     3,841       24.821550        95,340      0.76%      14.13%
        Fidelity VIP-II - Contrafund Portfolio ................    23,039       21.209617       488,648      0.61%      28.94%
        Fidelity VIP-III - Growth Opportunities Portfolio .....       596       13.546531         8,074      0.79%      23.62%
        Morgan Stanley - U.S. Real Estate Portfolio ...........     1,312       15.895654        20,855      0.79%     (12.33)%
        Nationwide SAT - Capital Appreciation Fund ............   252,268       31.669989     7,989,325      0.79%      28.93%
        Nationwide SAT - Government Bond Fund .................   109,393       18.081576     1,977,998      0.85%       8.04%
        Nationwide SAT - Money Market Fund ....................    24,405       13.319323       325,058      0.85%       4.43%
        Nationwide SAT - Small Company Fund ...................     2,608       16.233001        42,336      0.76%       0.20%
        Nationwide SAT - Total Return Fund ....................   574,062       33.070880    18,984,736      0.80%      17.13%
        Neuberger & Berman AMT - Balanced Portfolio ...........    72,841       19.795868     1,441,951      0.84%      11.28%
        Neuberger & Berman AMT - Growth Portfolio .............     2,465       25.347646        62,482      0.60%      14.61%
        Neuberger & Berman AMT - Guardian Portfolio ...........        55        9.314041           512      0.58%***  (10.23)%***
        Neuberger & Berman AMT -
         Limited Maturity Bond Portfolio ......................       755       14.860392        11,220      1.00%       3.56%
        Neuberger & Berman AMT - Partners Portfolio ...........     5,490       23.514569       129,095      0.61%       3.38%
        Oppenheimer Bond Fund / VA ............................       621       18.103341        11,242      1.33%       5.95%
        Oppenheimer Capital Appreciation Fund / VA ............       744       12.857977         9,566      0.72%      23.01%
        Oppenheimer Global Securities Fund / VA ...............     3,715       18.542353        68,885      0.62%      13.20%
        Oppenheimer Multiple Strategies Fund / VA .............       394       22.696024         8,942      0.56%       5.80%


                                                                     (Continued)

                     NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                    UNIT          CONTRACT               TOTAL
                                                                   UNITS         FAIR VALUE   OWNERS' EQUITY EXPENSES*  RETURN**
                                                                  -------       -----------   -------------- ---------  ---------
          Strong Opportunity Fund II, Inc. ..............         4,485       30.245312       135,650         0.69%      12.64%
          Strong VIF - Strong Discovery Fund II .........           972       19.418031        18,874         0.75%       6.41%
          Strong VIF - Strong International Stock Fund II         1,368        9.083353        12,426         1.65%     (5.54)%
          Van Eck WIT - Worldwide Bond Fund .............           116       15.314274         1,776         1.84%      11.86%
          Van Eck WIT -
           Worldwide Emerging Markets Fund ..............           721        5.775322         4,164         0.36%    (34.66)%
          Van Eck - Worldwide Hard Assets Fund ..........           448       12.213207         5,472         1.30%    (31.52)%
          Warburg Pincus Trust -
           Global Post-Venture Capital Portfolio ........            81       12.075838           978         1.02%       5.66%
          Warburg Pincus Trust -
           International Equity Portfolio ...............         2,250       11.816371        26,587         0.67%       4.51%
          Warburg Pincus Trust -
           Small Company Growth Portfolio ...............         2,529       15.568525        39,373         0.53%     (3.63)%
                                                             ==========    ============        ======
                                                                                         $ 34,839,835
                                                                                         ============


        The following is a summary for 1997:
           American Century VP -
            American Century VP Advantage ...............        27,087   $   15.906088  $     430,848        0.81%       11.93%
           American Century VP -
            American Century VP Advantage
            Initial Funding by Depositor ................        25,000       17.013707        425,343        0.00%       12.83%
           American Century VP -
            American Century VP Balanced ................         1,192       16.822481         20,052        0.73%       14.88%
           American Century VP -
            American Century VP Capital Appreciation ....         4,670       14.709822         68,695        0.43%      (4.03)%
           American Century VP -
            American Century VP International ...........         1,983       13.994328         27,751        0.21%       17.69%
           The Dreyfus Socially Responsible
            Growth Fund, Inc. ...........................         1,942       22.067304         42,855        0.24%       27.41%
           Dreyfus Stock Index Fund .....................        14,960       22.086039        330,407        0.65%       31.90%
           Dreyfus VIF - Appreciation Portfolio .........         1,021       10.216196         10,431        1.00%***     4.62%***
           Dreyfus VIF - Growth and Income Portfolio ....            73       11.514756            841        0.50%       15.29%
           Fidelity VIP - Equity-Income Portfolio .......        15,527       32.007773        496,985        0.75%       27.09%
           Fidelity VIP - Growth Portfolio ..............        14,055       29.627929        416,421        0.80%       22.50%
           Fidelity VIP - High Income Portfolio .........         2,126       27.535006         58,539        0.74%       16.73%
           Fidelity VIP - Overseas Portfolio ............         1,025       16.959418         17,383        0.33%       10.67%
           Fidelity VIP-II - Asset Manager Portfolio ....         5,568       21.747656        121,091        0.37%       19.69%
           Fidelity VIP-II - Contrafund Portfolio .......        21,431       16.448700        352,512        0.68%       23.15%
           Nationwide SAT - Capital Appreciation Fund ...       252,861       24.563746      6,211,213        0.84%       33.42%
           Nationwide SAT - Government Bond Fund ........        97,797       16.735906      1,636,721        0.79%        8.79%
           Nationwide SAT - Money Market Fund ...........        27,608       12.754301        352,121        0.57%        4.42%
           Nationwide SAT - Small Company Fund ..........         3,751       16.199871         60,766        0.41%       16.41%
           Nationwide SAT - Total Return Fund ...........       576,775       28.233403     16,284,321        0.84%       28.40%


                                                                               UNIT             CONTRACT                  TOTAL
                                                            UNITS           FAIR VALUE      OWNERS' EQUITY   EXPENSES*    RETURN**
                                                           -------         -----------      --------------   ---------    ---------
     Neuberger & Berman AMT - Balanced Portfolio ...       78,124            17.788645         1,389,720        0.80%      18.50%
     Neuberger & Berman AMT - Growth Portfolio .....        2,617            22.117203            57,881        0.50%      27.98%
     Neuberger & Berman AMT -
      Limited Maturity Bond Portfolio ..............          698            14.349688            10,016        0.49%       5.89%
     Neuberger & Berman AMT - Partners Portfolio ...        5,889            22.746051           133,951        0.39%      30.21%
     Oppenheimer Bond Fund / VA ....................          239            17.086434             4,084        0.12%       8.38%
     Oppenheimer Capital Appreciation Fund / VA ....           48            10.452595               502        0.85%***    9.67%***
     Oppenheimer Global Securities Fund / VA .......        3,451            16.380762            56,530        0.35%      21.45%
     Oppenheimer Multiple Strategies Fund / VA .....          360            21.450954             7,722        0.48%      16.29%
     Strong Opportunity Fund II, Inc. ..............        4,286            26.851737           115,087        0.55%      24.46%
     Strong VIF - Strong Discovery Fund II .........        1,759            18.249145            32,100        0.28%      10.50%
     Strong VIF - Strong International Stock Fund II        1,233             9.615755            11,856        0.39%    (14.21)%
     Van Eck WIT - Worldwide Bond Fund .............          117            13.690999             1,602        0.56%       1.57%
     Van Eck WIT -
      Worldwide Emerging Markets Fund ..............          992             8.838307             8,768        0.42%    (12.31)%
     Van Eck - Worldwide Hard Assets Fund ..........          904            17.834480            16,122        0.39%     (2.46)%
     Van Kampen LIT - Morgan Stanley
      Real Estate Securities Portfolio .............        1,156            18.130321            20,959        0.34%      20.51%
     Warburg Pincus Trust -
      International Equity Portfolio ...............        2,130            11.306660            24,083        0.32%     (3.04)%
     Warburg Pincus Trust -
      Small Company Growth Portfolio ...............        3,363            16.154327            54,327        0.39%      14.73%
                                                       ==========          ===========   ---------------        ====       =====
                                                                                          $   29,310,606
                                                                                         ===============

  The following is a summary at December 31, 1996:
     American Century VP -
      American Century VP Advantage ................       30,540        $   14.210999   $       434,004        0.64%       8.37%
     American Century VP -
      American Century VP Advantage
      Initial Funding by Depositor .................       25,000            15.079515           376,988        0.00%       9.25%
     American Century VP -
      American Century VP Balanced .................          879            14.642920            12,871        1.11%      11.31%
     American Century VP -
      American Century VP Capital Appreciation .....        3,507            15.327392            53,753        0.33%     (5.09)%
     American Century VP -
      American Century VP International ............        2,090            11.890858            24,852        0.38%      13.49%
     The Dreyfus Socially Responsible
      Growth Fund, Inc. ............................        1,769            17.319589            30,638        0.51%      20.26%
     Dreyfus Stock Index Fund ......................       11,799            16.744674           197,570        0.76%      21.56%
     Fidelity VIP - Equity-Income Portfolio ........        9,508            25.185570           239,464        0.34%      13.37%
     Fidelity VIP - Growth Portfolio ...............       12,891            24.186560           311,789        0.60%      13.79%
     Fidelity VIP - High Income Portfolio ..........        1,607            23.588786            37,907        0.47%      13.12%
     Fidelity VIP - Overseas Portfolio .............        1,301            15.324813            19,938        0.95%      12.31%
     Fidelity VIP-II - Asset Manager Portfolio .....        5,640            18.169993           102,479        0.77%      13.69%
     Fidelity VIP-II - Contrafund Portfolio ........        8,785            13.356323           117,335        0.51%      20.34%

                                                                     (Continued)

                     NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                              UNIT            CONTRACT                     TOTAL
                                                               UNITS      FAIR VALUE     OWNERS' EQUITY        EXPENSES*  RETURN**
                                                              -------     -----------    --------------       ---------   ---------
       Nationwide SAT - Capital Appreciation Fund ......      244,631      18.410667          4,503,820          0.78%      25.13%
       Nationwide SAT - Government Bond Fund ...........       96,709      15.383251          1,487,699          0.76%       2.66%
       Nationwide SAT - Money Market Fund ..............       32,529      12.214743            397,333          0.70%       4.27%
       Nationwide SAT - Small Company Fund .............        2,876      13.915643             40,021          0.80%      21.85%
       Nationwide SAT - Total Return Fund ..............      580,335      21.988773         12,760,855          0.79%      20.87%
       Neuberger & Berman AMT - Balanced Portfolio .....       80,273      15.011230          1,204,996          0.78%       6.03%
       Neuberger & Berman AMT - Growth Portfolio .......        3,508      17.282005             60,625          1.07%       8.27%
       Neuberger & Berman AMT -
        Limited Maturity Bond Portfolio ................          819      13.551318             11,099          0.87%       3.47%
       Neuberger & Berman AMT - Partners Portfolio .....        3,122      17.469360             54,539          0.37%      28.53%
       Oppenheimer Bond Fund / VA ......................          505      15.764821              7,961          0.93%       3.96%
       Oppenheimer Global Securities Fund / VA .........        1,704      13.457220             22,931          0.63%      16.59%
       Oppenheimer Multiple Strategies Fund / VA .......          229      18.446363              4,224          0.22%      14.57%
       Strong Opportunity Fund II, Inc. ................        2,742      21.575419             59,160          0.72%      17.20%
       Strong VIF - Strong Discovery Fund II ...........          952      16.514861             15,722          0.64%       0.00%
       Strong VIF - Strong International Stock Fund II .        1,185      11.208230             13,282          0.62%       9.50%
       Van Eck WIT - Worldwide Bond Fund ...............          126      13.479157              1,698          0.81%       1.70%
       Van Eck - Worldwide Hard Assets Fund ............        1,062      18.284590             19,418          0.38%      17.12%
       Van Kampen Lit - Morgan Stanley
        Real Estate Securities Portfolio ...............          306      15.045195              4,604          0.72%      39.41%
       Warburg Pincus Trust -
        International Equity Portfolio .................        1,670      11.660648             19,473          0.35%       9.10%
       Warburg Pincus Trust -
        Small Company Growth Portfolio .................        3,809      14.080553             53,633          0.11%      13.00%
                                                             ========    ===========     ==============
                                                                                         $   22,702,681
                                                                                         ==============












* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

***Annualized as this investment option was not utilized for the entire period indicated.

                          Independent Auditors' Report
                          ----------------------------





The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-3:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Columbus, Ohio
February 16, 2001

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